Quarterly Holdings Report
for
Fidelity® SAI International Small Cap Index Fund
July 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SIS-NPRT3-0925
1.9901438.104
Common Stocks - 98.1%
	Shares	Value ($)
AUSTRALIA - 9.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Aussie Broadband Ltd	66,140	190,698
Superloop Ltd (b)(c)	142,076	304,429
Tuas Ltd (c)	51,741	177,358
		672,485
Entertainment - 0.0%
EVT Ltd	24,834	269,373
Interactive Media & Services - 0.2%
Domain Holdings Australia Ltd	43,314	122,494
SEEK Ltd (b)	100,905	1,556,530
		1,679,024
Media - 0.0%
Nine Entertainment Co Holdings Ltd	374,123	406,419
TOTAL COMMUNICATION SERVICES		3,027,301

Consumer Discretionary - 1.0%
Automobile Components - 0.1%
Amotiv Ltd	35,763	201,284
ARB Corp Ltd (b)	22,511	482,743
PWR Holdings Ltd (b)	25,522	127,898
		811,925
Broadline Retail - 0.1%
Harvey Norman Holdings Ltd	155,763	577,544
Myer Holdings Ltd	357,001	137,808
		715,352
Distributors - 0.0%
Bapcor Ltd	97,731	241,166
Diversified Consumer Services - 0.0%
G8 Education Ltd	197,638	113,938
IDP Education Ltd (b)	73,332	165,911
		279,849
Hotels, Restaurants & Leisure - 0.2%
Collins Foods Ltd	30,682	182,234
Corporate Travel Management Ltd	34,506	344,898
Domino's Pizza Enterprises Ltd (b)	18,190	212,302
Flight Centre Travel Group Ltd	49,547	377,885
Guzman y Gomez Ltd (c)	5,621	98,885
Tabcorp Holdings Ltd	609,037	300,869
WEB Travel Group Ltd (b)(c)	109,824	313,569
		1,830,642
Household Durables - 0.1%
Breville Group Ltd (b)	28,727	600,783
Specialty Retail - 0.5%
Accent Group Ltd	111,639	106,344
Eagers Automotive Ltd	40,650	509,089
JB Hi-Fi Ltd	30,768	2,191,361
Lovisa Holdings Ltd	19,074	414,322
Nick Scali Ltd	21,580	265,081
Premier Investments Ltd	27,690	374,432
Super Retail Group Ltd	45,408	444,160
Temple & Webster Group Ltd (c)	24,871	387,632
		4,692,421
TOTAL CONSUMER DISCRETIONARY		9,172,138

Consumer Staples - 0.4%
Beverages - 0.1%
Treasury Wine Estates Ltd (b)	229,146	1,108,065
Consumer Staples Distribution & Retail - 0.2%
Endeavour Group Ltd/Australia	427,457	1,119,376
GrainCorp Ltd Class A	61,297	297,458
Metcash Ltd	295,007	736,487
		2,153,321
Food Products - 0.1%
Bega Cheese Ltd	76,607	255,076
Elders Ltd (b)	53,794	249,224
Inghams Group Ltd	107,891	238,976
		743,276
TOTAL CONSUMER STAPLES		4,004,662

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Ampol Ltd	67,782	1,185,091
Beach Energy Ltd	443,123	332,153
Boss Energy Ltd (b)(c)	114,308	125,843
Deep Yellow Ltd (c)	259,381	247,135
New Hope Corp Ltd	140,659	375,666
Paladin Energy Ltd (c)	113,678	445,203
Viva Energy Group Ltd (d)(e)	322,139	431,095
Whitehaven Coal Ltd	237,296	973,222
Yancoal Australia Ltd (b)	109,948	444,052
		4,559,460
Financials - 1.3%
Banks - 0.3%
Bank of Queensland Ltd	186,216	907,214
Bendigo & Adelaide Bank Ltd	159,990	1,253,403
Judo Capital Holdings Ltd (c)	214,726	207,089
		2,367,706
Capital Markets - 0.5%
HMC Capital Ltd	80,131	182,475
HUB24 Ltd	22,948	1,557,600
Insignia Financial Ltd (c)	148,965	429,136
MA Financial Group Ltd	27,350	143,045
Magellan Financial Group Ltd	48,833	332,067
Magellan Financial Group Ltd warrants 4/16/2027 (c)	5,527	159
Netwealth Group Ltd	34,745	829,170
Perpetual Ltd	31,101	417,661
Pinnacle Investment Management Group Ltd	48,552	688,963
		4,580,276
Consumer Finance - 0.0%
Credit Corp Group Ltd	19,065	187,885
Zip Co Ltd (c)	332,213	673,717
		861,602
Financial Services - 0.2%
AMP Ltd	683,624	699,426
Challenger Ltd	146,823	771,645
Helia Group Ltd	75,575	244,674
		1,715,745
Insurance - 0.3%
AUB Group Ltd	32,904	714,717
nib holdings Ltd/Australia	138,221	656,240
Steadfast Group Ltd	294,710	1,121,632
		2,492,589
TOTAL FINANCIALS		12,017,918

Health Care - 0.7%
Biotechnology - 0.2%
Mesoblast Ltd (c)	277,210	419,034
Telix Pharmaceuticals Ltd (b)(c)	76,560	1,025,689
		1,444,723
Health Care Equipment & Supplies - 0.1%
Ansell Ltd	41,102	786,884
Nanosonics Ltd (c)	72,343	187,373
PolyNovo Ltd (c)	175,465	143,327
		1,117,584
Health Care Providers & Services - 0.4%
EBOS Group Ltd	53,787	1,296,117
Healius Ltd (b)	185,495	90,996
Ramsay Health Care Ltd	55,231	1,367,227
Regis Healthcare Ltd	41,667	222,613
		2,976,953
Pharmaceuticals - 0.0%
Neuren Pharmaceuticals Ltd (c)	32,202	353,111
TOTAL HEALTH CARE		5,892,371

Industrials - 1.3%
Aerospace & Defense - 0.0%
Austal Ltd (c)	102,620	430,651
Commercial Services & Supplies - 0.2%
Cleanaway Waste Management Ltd	626,240	1,154,111
Downer EDI Ltd	189,520	835,712
Mader Group Ltd	13,915	65,818
		2,055,641
Construction & Engineering - 0.4%
Maas Group Holdings Ltd (b)	44,364	117,115
Monadelphous Group Ltd	25,725	320,731
NRW Holdings Ltd	119,487	246,722
Service Stream Ltd	162,285	206,317
Ventia Services Group Pty Ltd	229,427	763,944
Worley Ltd	142,173	1,209,904
		2,864,733
Ground Transportation - 0.1%
Aurizon Holdings Ltd	498,651	1,035,114
Kelsian Group Ltd	50,351	120,210
		1,155,324
Machinery - 0.0%
Silex Systems Ltd (c)	53,882	144,932
Professional Services - 0.2%
ALS Ltd	136,496	1,586,832
IPH Ltd	74,594	250,311
McMillan Shakespeare Ltd	15,609	178,541
SmartGroup Corp Ltd	33,382	168,921
		2,184,605
Trading Companies & Distributors - 0.0%
Redox Ltd/Australia	52,692	76,412
Transportation Infrastructure - 0.4%
Atlas Arteria Ltd unit	306,491	1,012,396
Qube Holdings Ltd	470,474	1,311,965
		2,324,361
TOTAL INDUSTRIALS		11,236,659

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Codan Ltd	30,203	403,820
Dicker Data Ltd	24,941	139,086
		542,906
IT Services - 0.3%
Data#3 Ltd	41,169	198,080
Macquarie Technology Group Ltd (c)	3,931	175,086
Megaport Ltd (c)	46,212	441,402
NEXTDC Ltd (c)	181,112	1,667,697
		2,482,265
Software - 0.3%
Hansen Technologies Ltd	51,648	198,400
IRESS Ltd	54,113	274,547
Nuix Ltd (c)	60,903	91,632
Objective Corp Ltd	9,157	111,867
SiteMinder Ltd (b)(c)	69,837	231,593
Technology One Ltd	83,221	2,176,941
		3,084,980
TOTAL INFORMATION TECHNOLOGY		6,110,151

Materials - 2.2%
Chemicals - 0.4%
Alpha HPA Ltd (c)	255,318	142,799
Dyno Nobel Ltd	527,594	992,122
Nufarm Ltd (c)	94,396	155,880
Orica Ltd	137,213	1,873,789
		3,164,590
Construction Materials - 0.1%
Brickworks Ltd	24,018	504,059
Containers & Packaging - 0.1%
Orora Ltd (b)	370,551	491,802
Metals & Mining - 1.6%
AVZ Minerals Ltd (b)(c)(f)	776,046	5
Bellevue Gold Ltd (b)(c)	404,120	208,318
Capricorn Metals Ltd (c)	110,257	631,536
Catalyst Metals Ltd (c)	66,274	214,805
Deterra Royalties Ltd	116,131	307,511
Emerald Resources NL (c)	145,871	320,170
Firefinch Ltd (b)(c)(f)	325,521	1
Genesis Minerals Ltd (b)(c)	288,836	678,407
Gold Road Resources Ltd	308,258	617,533
Greatland Resources Ltd (United Kingdom)	144,027	460,306
IGO Ltd	194,661	547,615
Iluka Resources Ltd	118,267	387,446
Imdex Ltd	148,592	288,536
IperionX Ltd (c)	78,914	297,095
Leo Lithium Ltd (f)	273,636	58,559
Liontown Resources Ltd (b)(c)	441,580	218,035
Lynas Rare Earths Ltd (c)	237,875	1,598,379
MAC Copper Ltd depository receipt	15,830	186,519
Mineral Resources Ltd (c)	50,103	904,972
Ora Banda Mining Ltd (c)	336,754	139,582
Pantoro Gold Ltd (c)	90,537	211,240
Perenti Ltd	242,872	272,482
Perseus Mining Ltd	388,953	812,020
Pilbara Minerals Ltd (c)	866,337	879,080
Ramelius Resources Ltd	321,705	517,585
Regis Resources Ltd (c)	204,424	533,061
Resolute Mining Ltd (c)	552,995	218,002
Sandfire Resources Ltd (c)	130,456	877,653
Spartan Resources Ltd/Australia (c)	250,374	322,314
Stanmore Resources Ltd	97,743	132,383
Vault Minerals Ltd (c)	1,794,084	415,329
Vulcan Energy Resources Ltd (c)	41,990	97,586
Vulcan Steel Ltd	18,365	70,870
WA1 Resources Ltd (c)	11,888	119,140
West African Resources Ltd (c)	308,489	461,870
Westgold Resources Ltd (c)	248,700	406,074
		14,412,019
TOTAL MATERIALS		18,572,470

Real Estate - 1.4%
Diversified REITs - 0.8%
Centuria Capital Group unit	193,804	229,299
Charter Hall Group unit	133,314	1,717,534
Charter Hall Long Wale REIT unit	177,682	471,427
GPT Group/The unit	539,889	1,758,747
Growthpoint Properties Australia Ltd (b)	70,282	110,309
Mirvac Group unit	1,113,920	1,598,242
		5,885,558
Industrial REITs - 0.0%
Centuria Industrial REIT	147,709	300,624
Dexus Industria REIT	68,684	123,704
		424,328
Office REITs - 0.2%
Abacus Group unit	118,476	91,515
Centuria Office REIT unit	108,362	88,214
Cromwell Property Group unit	467,737	124,370
Dexus unit	303,326	1,369,399
		1,673,498
Real Estate Management & Development - 0.1%
Lendlease Group unit	177,104	595,248
Lifestyle Communities Ltd	28,652	81,046
PEXA Group Ltd (b)(c)	38,305	388,972
		1,065,266
Residential REITs - 0.0%
Ingenia Communities Group unit	107,470	361,223
Retail REITs - 0.2%
BWP Property Group Ltd unit	158,543	362,205
Charter Hall Retail REIT	145,252	361,016
HomeCo Daily Needs REIT unit (e)	504,836	414,990
Region Group unit	322,902	483,246
Waypoint REIT Ltd unit	177,512	286,259
		1,907,716
Specialized REITs - 0.1%
Abacus Storage King unit	145,550	149,220
Arena REIT unit	110,734	260,558
Charter Hall Social Infrastructure REIT	98,466	187,078
DigiCo Infrastructure REIT	113,145	238,065
National Storage REIT unit	327,433	502,074
		1,336,995
TOTAL REAL ESTATE		12,654,584

Utilities - 0.1%
Multi-Utilities - 0.1%
AGL Energy Ltd	170,951	1,065,382
TOTAL AUSTRALIA		88,313,096
AUSTRIA - 1.2%
Energy - 0.0%
Energy Equipment & Services - 0.0%
SBO AG	2,911	96,505
Financials - 0.6%
Banks - 0.5%
BAWAG Group AG (d)(e)	22,144	2,799,998
Raiffeisen Bank International AG	37,135	1,078,108
		3,878,106
Insurance - 0.1%
UNIQA Insurance Group AG	34,381	496,723
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,942	578,773
		1,075,496
TOTAL FINANCIALS		4,953,602

Industrials - 0.3%
Air Freight & Logistics - 0.0%
Oesterreichische Post AG	9,632	336,906
Commercial Services & Supplies - 0.1%
DO & Co AG	2,201	497,835
Construction & Engineering - 0.0%
Porr Ag	4,979	168,756
Machinery - 0.2%
ANDRITZ AG	19,010	1,328,771
Palfinger AG	4,245	177,063
		1,505,834
TOTAL INDUSTRIALS		2,509,331

Information Technology - 0.1%
IT Services - 0.1%
Kontron AG	11,910	387,091
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG (c)	27,704	370,410
TOTAL INFORMATION TECHNOLOGY		757,501

Materials - 0.2%
Chemicals - 0.0%
Lenzing AG (c)	5,411	151,906
Construction Materials - 0.1%
Wienerberger AG	30,915	1,041,471
Metals & Mining - 0.1%
voestalpine AG	30,233	835,636
TOTAL MATERIALS		2,029,013

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG (b)	10,338	276,303
CPI Europe AG (b)(c)	9,487	197,369
CPI Europe AG (c)(f)	25,803	0
S IMMO AG rights (c)(f)	11,010	0
		473,672
Utilities - 0.0%
Electric Utilities - 0.0%
EVN AG	9,974	269,761
TOTAL AUSTRIA		11,089,385
BAILIWICK OF JERSEY - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
JTC PLC (d)(e)	43,512	539,588
BELGIUM - 1.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	37,684	313,936
Entertainment - 0.0%
Kinepolis Group NV	3,725	154,735
TOTAL COMMUNICATION SERVICES		468,671

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Colruyt Group N.V	8,643	369,680
Personal Care Products - 0.0%
Ontex Group NV (b)(c)	17,367	135,167
TOTAL CONSUMER STAPLES		504,847

Financials - 0.1%
Banks - 0.1%
KBC Ancora	10,876	793,107
Health Care - 0.1%
Biotechnology - 0.0%
Galapagos NV (c)	12,793	418,639
Health Care Providers & Services - 0.1%
Fagron	18,256	453,134
TOTAL HEALTH CARE		871,773

Industrials - 0.3%
Building Products - 0.0%
Recticel SA	11,955	146,253
Construction & Engineering - 0.2%
Ackermans & van Haaren NV	6,523	1,603,448
Deme Group NV	2,128	320,073
		1,923,521
Trading Companies & Distributors - 0.1%
Azelis Group NV	48,452	756,414
TOTAL INDUSTRIALS		2,826,188

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Barco NV	18,165	284,207
Semiconductors & Semiconductor Equipment - 0.1%
Melexis NV	5,772	444,623
X-Fab Silicon Foundries SE (c)(d)(e)	16,499	120,409
		565,032
TOTAL INFORMATION TECHNOLOGY		849,239

Materials - 0.2%
Chemicals - 0.2%
Solvay SA Class A	21,012	661,338
Tessenderlo Group SA	5,810	173,384
Umicore SA	55,626	885,552
		1,720,274
Metals & Mining - 0.0%
Bekaert SA	9,808	405,742
TOTAL MATERIALS		2,126,016

Real Estate - 0.6%
Health Care REITs - 0.3%
Aedifica SA	13,449	993,016
Cofinimmo SA	10,784	939,616
		1,932,632
Industrial REITs - 0.3%
Montea NV	5,309	396,840
Warehouses De Pauw CVA	50,974	1,193,680
		1,590,520
Real Estate Management & Development - 0.0%
VGP NV	3,926	414,881
Residential REITs - 0.0%
Xior Student Housing NV (e)	10,220	361,555
Xior Student Housing NV rights (c)(g)	9,340	5,318
		366,873
Retail REITs - 0.0%
Retail Estates NV	3,205	238,472
Vastned NV	2,366	80,192
		318,664
Specialized REITs - 0.0%
Shurgard Self Storage Ltd	9,919	394,487
TOTAL REAL ESTATE		5,018,057

TOTAL BELGIUM		13,457,898
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Conduit Holdings Ltd	40,883	164,676
BRAZIL - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Karoon Energy Ltd	209,474	250,530
Financials - 0.1%
Financial Services - 0.1%
Pluxee NV	25,164	512,027
TOTAL BRAZIL		762,557
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Champion Iron Ltd (b)	107,906	285,115
Southern Cross Gold Consolidated Ltd depository receipt	51,894	180,622

TOTAL CANADA		465,737
CHINA - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CITIC Telecom International Holdings Ltd	444,000	143,948
Media - 0.0%
Mobvista Inc (c)(d)(e)	153,000	174,156
TOTAL COMMUNICATION SERVICES		318,104

Consumer Staples - 0.0%
Food Products - 0.0%
Health & Happiness H&H International Holdings Ltd	64,000	93,297
Financials - 0.0%
Capital Markets - 0.0%
OSL Group Ltd (b)(c)	103,000	215,778
Health Care - 0.0%
Biotechnology - 0.0%
CARsgen Therapeutics Holdings Ltd (c)(d)(e)	94,500	260,447
Industrials - 0.2%
Air Freight & Logistics - 0.0%
KLN Logistics Group Ltd	101,500	106,738
Building Products - 0.2%
Xinyi Glass Holdings Ltd (b)	493,087	508,269
Trading Companies & Distributors - 0.0%
Theme International Holdings Ltd (b)(c)	1,530,000	163,738
TOTAL INDUSTRIALS		778,745

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
VSTECS Holdings Ltd	180,000	208,317
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Yanlord Land Group Ltd (c)	162,400	72,029
Retail REITs - 0.0%
Sasseur Real Estate Investment Trust (e)	153,600	79,693
TOTAL REAL ESTATE		151,722

TOTAL CHINA		2,026,410
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC (United Kingdom)	54,692	1,661,267
DENMARK - 1.9%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Better Collective A/S (b)(c)	10,685	150,846
Consumer Discretionary - 0.1%
Household Durables - 0.1%
GN Store Nord AS (c)	38,707	554,737
Specialty Retail - 0.0%
Matas A/S	9,767	200,693
TOTAL CONSUMER DISCRETIONARY		755,430

Consumer Staples - 0.2%
Beverages - 0.2%
Royal Unibrew A/S	14,103	1,056,957
Food Products - 0.0%
Schouw & Co A/S	3,487	328,401
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (d)(e)	12,970	169,939
TOTAL CONSUMER STAPLES		1,555,297

Financials - 0.5%
Banks - 0.4%
Jyske Bank A/S	12,672	1,274,804
Ringkjoebing Landbobank A/S	7,136	1,574,323
Sydbank AS	14,636	1,087,057
		3,936,184
Insurance - 0.1%
Alm Brand A/S	218,616	603,631
TOTAL FINANCIALS		4,539,815

Health Care - 0.5%
Biotechnology - 0.2%
Bavarian Nordic A/S (c)	22,547	818,700
Zealand Pharma A/S (c)	18,118	952,056
		1,770,756
Health Care Equipment & Supplies - 0.1%
Ambu AS Series B	53,118	782,061
Life Sciences Tools & Services - 0.0%
Chemometec A/S	4,954	383,247
Gubra A/S	1,816	102,783
		486,030
Pharmaceuticals - 0.2%
ALK-Abello A/S Series B (c)	37,088	1,084,161
H Lundbeck A/S Series B	77,644	408,831
		1,492,992
TOTAL HEALTH CARE		4,531,839

Industrials - 0.5%
Commercial Services & Supplies - 0.1%
ISS A/S	41,697	1,201,042
Construction & Engineering - 0.1%
Cadeler A/S (c)	63,221	334,184
Per Aarsleff Holding A/S Series B	4,946	533,865
		868,049
Electrical Equipment - 0.2%
NKT A/S (c)	15,233	1,346,126
Ground Transportation - 0.0%
NTG Nordic Transport Group A/S (c)	2,864	85,910
Machinery - 0.1%
FLSmidth & Co A/S	12,247	726,497
Marine Transportation - 0.0%
D/S Norden A/S	5,672	197,543
Dfds A/S (c)	8,632	155,332
		352,875
TOTAL INDUSTRIALS		4,580,499

Information Technology - 0.1%
IT Services - 0.1%
Netcompany Group A/S (c)(d)(e)	11,247	415,094
Software - 0.0%
cBrain A/S	3,079	100,739
TOTAL INFORMATION TECHNOLOGY		515,833

Materials - 0.0%
Construction Materials - 0.0%
Cementir Holding NV	13,277	197,578
TOTAL DENMARK		16,827,137
FAROE ISLANDS - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Bakkafrost	14,281	572,693
FINLAND - 1.2%
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Nokian Renkaat Oyj (b)	34,484	310,103
Broadline Retail - 0.1%
Puuilo Oyj	21,191	331,068
Tokmanni Group Corp	13,043	127,785
		458,853
Household Durables - 0.0%
YIT Oyj (c)	39,403	136,969
Leisure Products - 0.0%
Harvia Oyj (e)	4,700	272,473
Textiles, Apparel & Luxury Goods - 0.0%
Marimekko Oyj	9,102	135,448
TOTAL CONSUMER DISCRETIONARY		1,313,846

Financials - 0.1%
Insurance - 0.1%
Mandatum Holding Oy	120,955	822,406
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Revenio Group Oyj	6,385	191,636
Industrials - 0.6%
Electrical Equipment - 0.0%
Kempower Oyj (c)	6,430	117,187
Machinery - 0.6%
Hiab Oyj B Shares	10,965	748,293
Kalmar Oyj B Shares	10,986	497,226
Konecranes Oyj A Shares	19,030	1,591,859
Valmet Oyj (b)	41,776	1,511,767
		4,349,145
Passenger Airlines - 0.0%
Finnair Oyj	25,972	85,301
TOTAL INDUSTRIALS		4,551,633

Information Technology - 0.1%
IT Services - 0.1%
TietoEVRY Oyj	29,644	510,829
Software - 0.0%
QT Group Oyj (c)	5,300	365,926
TOTAL INFORMATION TECHNOLOGY		876,755

Materials - 0.2%
Chemicals - 0.1%
Kemira Oyj	32,904	701,435
Containers & Packaging - 0.1%
Huhtamaki Oyj	27,271	941,119
Metsa Board Oyj B Shares (b)	45,271	167,079
		1,108,198
Metals & Mining - 0.0%
Outokumpu Oyj A Shares	101,475	383,540
TOTAL MATERIALS		2,193,173

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Oyj	22,327	96,160
Kojamo Oyj (c)	38,828	493,619
		589,779
TOTAL FINLAND		10,539,228
FRANCE - 3.2%
Communication Services - 0.4%
Entertainment - 0.1%
Ubisoft Entertainment SA (c)	27,400	288,974
Vivendi SE	190,823	723,372
		1,012,346
Media - 0.3%
Canal+ SA	197,360	628,151
Eutelsat Communications SACA (b)(c)	33,607	120,810
IPSOS SA	9,881	445,410
JCDecaux SE	20,878	344,285
Louis Hachette Group	199,962	374,357
Metropole Television SA	7,199	105,322
Television Francaise 1 SA	11,718	112,196
		2,130,531
TOTAL COMMUNICATION SERVICES		3,142,877

Consumer Discretionary - 0.3%
Automobile Components - 0.2%
Forvia SE (c)	46,721	599,294
Opmobility	16,123	247,658
Valeo SE	62,395	683,998
		1,530,950
Automobiles - 0.0%
Trigano SA	2,496	428,405
Hotels, Restaurants & Leisure - 0.0%
Cie des Alpes	5,589	147,017
Elior Group SA (c)(d)(e)	32,589	97,067
Pierre Et Vacances SA (c)	39,563	76,844
		320,928
Household Durables - 0.1%
Kaufman & Broad SA	3,280	117,160
SEB SA	7,033	516,878
		634,038
Leisure Products - 0.0%
Beneteau SACA	10,510	97,931
Specialty Retail - 0.0%
Fnac Darty SA	3,321	112,750
TOTAL CONSUMER DISCRETIONARY		3,125,002

Consumer Staples - 0.1%
Beverages - 0.1%
Remy Cointreau SA	6,768	403,560
Remy Cointreau SA rights (c)(g)	6,768	3,862
		407,422
Personal Care Products - 0.0%
Interparfums SA	7,262	267,351
TOTAL CONSUMER STAPLES		674,773

Energy - 0.5%
Energy Equipment & Services - 0.3%
Technip Energies NV	37,770	1,632,747
Vallourec SACA	46,416	867,912
		2,500,659
Oil, Gas & Consumable Fuels - 0.2%
Esso SA Francaise	724	79,855
Etablissements Maurel et Prom SA (c)	17,206	105,639
Gaztransport Et Technigaz SA	9,945	1,872,624
		2,058,118
TOTAL ENERGY		4,558,777

Financials - 0.3%
Capital Markets - 0.0%
Antin Infrastructure Partners SA	9,975	145,936
Financial Services - 0.1%
Peugeot Invest SA	1,359	117,713
Wendel SE	6,921	650,420
Worldline SA/France (b)(c)(d)(e)	55,581	203,227
		971,360
Insurance - 0.2%
Coface SA	29,944	557,689
SCOR SE	42,871	1,403,151
		1,960,840
TOTAL FINANCIALS		3,078,136

Health Care - 0.1%
Health Care Providers & Services - 0.0%
Clariane SE (c)	30,198	157,009
Emeis SA (c)	20,150	313,654
		470,663
Health Care Technology - 0.0%
Equasens	1,479	81,354
Pharmaceuticals - 0.1%
Virbac SACA	1,200	475,880
TOTAL HEALTH CARE		1,027,897

Industrials - 0.9%
Aerospace & Defense - 0.1%
Exosens SAS	7,323	341,802
LISI SA	4,570	247,204
		589,006
Air Freight & Logistics - 0.1%
ID Logistics Group SACA (c)	937	471,029
Commercial Services & Supplies - 0.5%
Derichebourg SA	26,854	177,286
Elis SA	46,409	1,283,798
Seche Environnement SACA	661	76,942
Societe BIC SA	5,800	353,452
SPIE SA	40,096	2,358,803
		4,250,281
Electrical Equipment - 0.2%
Mersen SA	6,190	170,243
Nexans SA	9,288	1,340,832
		1,511,075
Machinery - 0.0%
Exail Technologies SA (c)	2,637	356,908
Manitou BF SA	3,217	71,369
		428,277
Passenger Airlines - 0.0%
Air France-KLM (c)	33,979	448,842
Professional Services - 0.0%
Assystem SA	1,750	96,959
TOTAL INDUSTRIALS		7,795,469

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
VusionGroup	1,827	471,204
IT Services - 0.2%
Alten SA	8,463	691,994
Aubay	2,006	114,920
Sopra Steria Group	4,049	875,164
Wavestone	2,119	140,498
		1,822,576
Semiconductors & Semiconductor Equipment - 0.0%
SOITEC (c)	7,437	324,632
Software - 0.0%
Planisware SA	5,923	143,974
Technology Hardware, Storage & Peripherals - 0.0%
Quadient SA	6,563	120,883
TOTAL INFORMATION TECHNOLOGY		2,883,269

Materials - 0.1%
Construction Materials - 0.1%
Imerys SA	9,838	243,180
Vicat SACA	4,353	282,162
		525,342
Metals & Mining - 0.0%
Eramet SA (b)	2,424	134,385
TOTAL MATERIALS		659,727

Real Estate - 0.1%
Diversified REITs - 0.0%
ICADE	9,544	227,853
Real Estate Management & Development - 0.0%
Nexity SA (b)(c)	10,353	135,515
Residential REITs - 0.0%
Altarea SCA	1,726	213,517
Retail REITs - 0.1%
Carmila SA	15,697	309,186
Mercialys SA	25,931	321,374
		630,560
TOTAL REAL ESTATE		1,207,445

Utilities - 0.1%
Gas Utilities - 0.1%
Rubis SCA	21,864	695,140
Independent Power and Renewable Electricity Producers - 0.0%
Voltalia SA (b)(c)	11,135	94,288
TOTAL UTILITIES		789,428

TOTAL FRANCE		28,942,800
GEORGIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Lion Finance Group PLC	9,976	1,003,261
TBC Bank Group PLC	11,895	761,893

TOTAL GEORGIA		1,765,154
GERMANY - 4.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
United Internet AG	21,840	628,080
Media - 0.1%
ProSiebenSat.1 Media SE	37,027	338,675
Stroeer SE & Co KGaA	9,556	514,731
		853,406
Wireless Telecommunication Services - 0.1%
1&1 AG	9,926	209,107
Freenet AG	33,483	1,087,479
		1,296,586
TOTAL COMMUNICATION SERVICES		2,778,072

Consumer Discretionary - 0.6%
Automobile Components - 0.1%
SAF-Holland SE	12,741	230,895
Schaeffler AG Class Registered	53,041	308,100
		538,995
Hotels, Restaurants & Leisure - 0.1%
TUI AG (c)	129,113	1,172,856
Specialty Retail - 0.3%
Auto1 Group SE (c)(d)(e)	37,117	1,122,485
CECONOMY AG (c)	41,254	209,031
Douglas AG Class Registered (c)	9,186	109,800
Fielmann Group AG	7,024	445,678
Hornbach Holding AG & Co KGaA	2,916	344,088
		2,231,082
Textiles, Apparel & Luxury Goods - 0.1%
HUGO BOSS AG	13,007	609,181
Puma SE	29,653	626,820
		1,236,001
TOTAL CONSUMER DISCRETIONARY		5,178,934

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
HelloFresh SE (c)	44,700	474,102
Food Products - 0.0%
Suedzucker AG	16,756	192,176
TOTAL CONSUMER STAPLES		666,278

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Friedrich Vorwerk Group SE	1,923	186,974
Verbio SE (b)	6,291	81,771
		268,745
Financials - 0.2%
Capital Markets - 0.1%
flatexDEGIRO AG	23,451	711,877
Mutares SE & Co KGaA	3,900	135,078
		846,955
Financial Services - 0.1%
Deutsche Pfandbriefbank AG (b)(d)(e)	37,242	232,691
GRENKE AG	7,077	144,888
Hypoport SE (b)(c)	1,134	242,777
		620,356
Insurance - 0.0%
Wuestenrot & Wuerttembergische AG	6,672	106,902
TOTAL FINANCIALS		1,574,213

Health Care - 0.3%
Biotechnology - 0.0%
CureVac NV (Germany) (c)	28,384	152,825
Formycon AG (b)(c)	1,877	59,869
		212,694
Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec Ag	10,136	562,629
Eckert & Ziegler SE	4,131	314,443
		877,072
Life Sciences Tools & Services - 0.2%
Evotec SE (b)(c)	39,431	315,032
Gerresheimer AG	9,850	487,628
Schott Pharma AG & Co KGaA	10,851	294,719
		1,097,379
Pharmaceuticals - 0.0%
Dermapharm Holding SE	4,472	170,965
TOTAL HEALTH CARE		2,358,110

Industrials - 1.3%
Aerospace & Defense - 0.3%
Hensoldt AG	17,926	1,965,932
Montana Aerospace Ag (c)(d)(e)	7,753	271,081
		2,237,013
Commercial Services & Supplies - 0.1%
Bilfinger SE	10,072	1,088,498
Cewe Stiftung & Co KGAA	1,462	167,845
Takkt AG	6,467	39,778
		1,296,121
Construction & Engineering - 0.0%
Thyssenkrupp Nucera AG & Co KGaa (b)(c)(d)(e)	7,230	86,716
Electrical Equipment - 0.1%
Energiekontor AG	2,008	113,087
Nordex SE (c)	36,856	908,498
PNE AG (b)	7,485	128,982
SGL Carbon SE (c)	17,184	67,754
		1,218,321
Ground Transportation - 0.0%
Sixt SE	3,850	401,138
Industrial Conglomerates - 0.0%
MBB SE	473	94,895
Machinery - 0.7%
Deutz AG	36,750	323,560
Duerr AG	14,385	371,005
JOST Werke SE (d)(e)	3,346	197,414
KION Group AG	20,357	1,260,304
Krones AG	4,034	598,468
Norma Group SE	8,503	151,182
Pfeiffer Vacuum Technology AG	959	170,071
RENK GmbH	21,172	1,647,573
Stabilus SE	6,758	194,734
Vossloh AG	2,668	262,759
Wacker Neuson SE	8,862	232,101
		5,409,171
Trading Companies & Distributors - 0.0%
Kloeckner & Co SE	15,459	113,260
Transportation Infrastructure - 0.1%
Fraport AG Frankfurt Airport Services Worldwide (b)(c)	10,467	780,602
TOTAL INDUSTRIALS		11,637,237

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Jenoptik AG	14,268	304,485
Softwareone Holding AG	48,772	399,904
		704,389
IT Services - 0.3%
Adesso SE	1,016	94,032
Bechtle AG	23,116	1,008,243
CANCOM SE	6,980	205,114
GFT Technologies SE (b)	4,818	100,399
IONOS Group SE (c)	13,962	664,424
Nagarro SE	1,895	120,455
Secunet Security Network Ag	451	112,715
		2,305,382
Semiconductors & Semiconductor Equipment - 0.1%
AIXTRON SE	32,251	547,104
Elmos Semiconductor SE	1,985	199,345
Siltronic AG	3,688	160,690
SMA Solar Technology AG (b)(c)	4,435	102,439
SUSS MicroTec SE	5,096	186,214
		1,195,792
Software - 0.1%
Atoss Software SE	2,737	367,944
Northern Data AG (b)(c)	3,564	86,632
TeamViewer SE (c)(d)(e)	41,419	425,879
		880,455
TOTAL INFORMATION TECHNOLOGY		5,086,018

Materials - 0.5%
Chemicals - 0.2%
AlzChem Group AG	1,681	285,835
K+S AG	48,145	729,644
LANXESS AG	23,294	643,311
Wacker Chemie AG	5,064	379,683
		2,038,473
Metals & Mining - 0.3%
Aurubis AG (b)	8,857	885,932
Salzgitter AG	6,518	169,892
thyssenkrupp AG	140,477	1,626,044
		2,681,868
TOTAL MATERIALS		4,720,341

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aroundtown SA (c)	217,038	785,653
Grand City Properties SA (c)	19,733	249,514
Patrizia SE	11,679	104,625
Sirius Real Estate Ltd	430,230	591,479
TAG Immobilien AG	49,547	798,953
		2,530,224
Retail REITs - 0.0%
Hamborner REIT AG	20,435	132,693
TOTAL REAL ESTATE		2,662,917

TOTAL GERMANY		36,930,865
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA	29,128	1,169,489
HONG KONG - 1.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
HKBN Ltd	254,000	161,349
PCCW Ltd	1,199,000	859,021
		1,020,370
Wireless Telecommunication Services - 0.0%
Hutchison Telecommunications Hong Kong Holdings Ltd	408,000	56,083
Smartone Telecommunications Hldgs Ltd	92,000	53,363
		109,446
TOTAL COMMUNICATION SERVICES		1,129,816

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Johnson Electric Holdings Ltd	104,035	306,629
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(c)	115,487	123,571
Hotels, Restaurants & Leisure - 0.1%
Cafe de Coral Holdings Ltd	92,000	84,761
Melco International Development Ltd (c)	249,000	172,178
Melco Resorts & Entertainment Ltd ADR (c)	53,337	461,365
Super Hi International Holding Ltd (b)(c)	64,000	131,432
		849,736
Household Durables - 0.0%
Man Wah Holdings Ltd	453,200	255,653
Specialty Retail - 0.0%
Luk Fook Holdings International Ltd	91,000	237,452
Textiles, Apparel & Luxury Goods - 0.2%
Crystal International Group Ltd (d)(e)	156,000	112,081
Stella International Holdings Ltd	162,500	320,347
Viva Goods Company Ltd (b)(c)	952,000	64,065
Yue Yuen Industrial Holdings Ltd	232,000	362,865
		859,358
TOTAL CONSUMER DISCRETIONARY		2,632,399

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
DFI Retail Group Holdings Ltd	94,400	325,439
Food Products - 0.0%
Vitasoy International Holdings Ltd	194,000	226,486
TOTAL CONSUMER STAPLES		551,925

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
United Energy Group Ltd	1,780,000	128,958
Financials - 0.2%
Banks - 0.1%
Bank of East Asia Ltd/The	255,581	395,049
Dah Sing Banking Group Ltd	117,600	137,481
Dah Sing Financial Holdings Ltd	53,600	198,843
		731,373
Capital Markets - 0.1%
Guotai Junan International Holdings Ltd (b)	799,000	651,250
TOTAL FINANCIALS		1,382,623

Health Care - 0.0%
Pharmaceuticals - 0.0%
United Laboratories International Holdings Ltd/The	284,000	532,373
Industrials - 0.2%
Construction & Engineering - 0.0%
Envision Greenwise Holdings Ltd (b)(c)(e)	187,000	172,546
Electrical Equipment - 0.0%
Time Interconnect Technology Ltd	164,000	195,184
Industrial Conglomerates - 0.1%
CTF Services Ltd	277,000	271,559
Marine Transportation - 0.1%
Pacific Basin Shipping Ltd (b)	1,397,000	403,671
Trading Companies & Distributors - 0.0%
Realord Group Holdings Ltd (c)	122,000	130,119
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	1,340,100	267,135
TOTAL INDUSTRIALS		1,440,214

Information Technology - 0.2%
Communications Equipment - 0.0%
VTech Holdings Ltd	47,500	351,973
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)(c)	72,000	242,237
PAX Global Technology Ltd	195,000	167,812
		410,049
IT Services - 0.0%
SUNeVision Holdings Ltd (b)	193,000	190,499
Semiconductors & Semiconductor Equipment - 0.2%
ASMPT Ltd	89,000	752,916
TOTAL INFORMATION TECHNOLOGY		1,705,437

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Hang Lung Group Ltd	226,000	408,300
Hang Lung Properties Ltd	564,575	581,434
Hysan Development Co Ltd	170,000	338,275
Kerry Properties Ltd	167,000	445,907
New World Development Co Ltd (b)(c)	384,000	314,452
		2,088,368
Retail REITs - 0.0%
Fortune Real Estate Investment Trust	442,000	284,075
TOTAL REAL ESTATE		2,372,443

TOTAL HONG KONG		11,876,188
INDONESIA - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
First Pacific Co Ltd	668,000	525,600
First Resources Ltd	155,800	181,773
Golden Agri-Resources Ltd	1,958,700	383,425
		1,090,798
Materials - 0.0%
Metals & Mining - 0.0%
Nickel Industries Ltd	480,132	225,561
TOTAL INDONESIA		1,316,359
IRELAND - 0.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Dalata Hotel Group PLC	49,833	362,827
Household Durables - 0.1%
Cairn Homes PLC (Ireland)	174,491	434,102
Glenveagh Properties PLC (c)(d)(e)	157,038	335,842
		769,944
TOTAL CONSUMER DISCRETIONARY		1,132,771

Consumer Staples - 0.2%
Beverages - 0.0%
C&C Group PLC	104,688	244,990
Food Products - 0.2%
Glanbia PLC	54,343	790,708
Greencore Group PLC	122,601	416,116
		1,206,824
TOTAL CONSUMER STAPLES		1,451,814

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Uniphar PLC	64,379	293,878
Pharmaceuticals - 0.0%
COSMO Pharmaceuticals NV	2,229	160,537
TOTAL HEALTH CARE		454,415

Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	155,382	173,066
TOTAL IRELAND		3,212,066
ISRAEL - 4.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Bezeq The Israeli Telecommunication Corp Ltd	583,575	1,088,170
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd (c)	31,585	287,272
Partner Communications Co Ltd	40,425	373,622
		660,894
TOTAL COMMUNICATION SERVICES		1,749,064

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Global-e Online Ltd (c)	31,043	1,029,076
Distributors - 0.0%
Tadiran Group Ltd	968	51,514
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (c)	2,133	385,552
Household Durables - 0.0%
Azorim-Investment Development & Construction Co Ltd	20,127	130,629
Danya Cebus Ltd	2,185	80,006
Electra Consumer Products 1970 Ltd	3,487	138,664
		349,299
Specialty Retail - 0.1%
Delek Automotive Systems Ltd	13,690	107,266
Fox Wizel Ltd	2,312	240,088
Retailors Ltd	5,521	114,730
		462,084
Textiles, Apparel & Luxury Goods - 0.0%
Delta Galil Ltd	2,871	152,533
TOTAL CONSUMER DISCRETIONARY		2,430,058

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
M Yochananof & Sons Ltd	1,428	131,729
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,601	242,767
Shufersal Ltd	56,705	686,989
		1,061,485
Food Products - 0.0%
Strauss Group Ltd	14,563	391,616
Personal Care Products - 0.1%
Oddity Tech Ltd Class A (c)	11,257	788,778
TOTAL CONSUMER STAPLES		2,241,879

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Delek Group Ltd	2,600	530,500
Energean PLC	38,438	464,737
Equital Ltd (c)	6,545	284,925
Oil Refineries Ltd	593,620	155,508
Paz Retail And Energy Ltd	2,595	480,290
Tamar Petroleum Ltd (d)(e)	10,887	130,102
		2,046,062
Financials - 0.9%
Banks - 0.2%
FIBI Holdings Ltd	4,919	359,362
First International Bank of Israel Ltd	15,476	1,078,683
		1,438,045
Capital Markets - 0.1%
Plus500 Ltd	20,482	910,488
Tel Aviv Stock Exchange Ltd	26,123	494,718
		1,405,206
Consumer Finance - 0.0%
Isracard Ltd	53,019	217,544
Insurance - 0.6%
Clal Insurance Enterprises Holdings Ltd	20,207	973,652
Harel Insurance Investments & Financial Services Ltd	32,129	973,119
Menora Mivtachim Holdings Ltd	6,220	542,286
Migdal Insurance & Financial Holdings Ltd	147,496	451,944
Phoenix Financial Ltd	63,582	2,176,543
		5,117,544
TOTAL FINANCIALS		8,178,339

Industrials - 0.4%
Aerospace & Defense - 0.0%
Bet Shemesh Engines Holdings 1997 Ltd (c)	2,095	398,231
Construction & Engineering - 0.2%
Ashtrom Group Ltd	13,910	291,023
Elco Ltd	2,983	168,581
Electra Ltd/Israel	591	360,073
Kvutzat Acro Ltd	8,541	124,466
Shapir Engineering and Industry Ltd	46,264	384,013
Shikun & Binui Ltd (c)	94,027	449,738
		1,777,894
Machinery - 0.0%
Kornit Digital Ltd (c)	12,472	249,689
Marine Transportation - 0.1%
ZIM Integrated Shipping Services Ltd (b)	34,374	544,828
Passenger Airlines - 0.0%
El Al Israel Airlines (c)	79,405	321,603
Professional Services - 0.1%
Danel Adir Yeoshua Ltd	1,374	188,989
Hilan Ltd	4,451	363,951
		552,940
TOTAL INDUSTRIALS		3,845,185

Information Technology - 0.9%
Communications Equipment - 0.0%
Ituran Location and Control Ltd	4,537	179,212
Electronic Equipment, Instruments & Components - 0.1%
Nayax Ltd (c)	4,016	177,312
Next Vision Stabilized Systems Ltd	17,340	713,015
		890,327
IT Services - 0.1%
Formula Systems 1985 Ltd	2,787	335,926
Matrix IT Ltd	9,700	357,462
One Software Technologies Ltd	13,363	346,563
		1,039,951
Semiconductors & Semiconductor Equipment - 0.6%
Camtek Ltd/Israel (Israel) (c)	8,355	817,695
Nova Ltd (Israel) (c)	8,253	2,215,440
Tower Semiconductor Ltd (c)	31,288	1,462,452
		4,495,587
Software - 0.1%
Cellebrite DI Ltd (c)	30,980	433,100
Magic Software Enterprises Ltd (Israel)	7,646	161,139
Radware Ltd (c)	9,582	245,299
Sapiens International Corp NV (Israel)	9,411	262,602
SimilarWeb Ltd (c)	12,541	104,843
		1,206,983
TOTAL INFORMATION TECHNOLOGY		7,812,060

Materials - 0.0%
Chemicals - 0.0%
Israel Corp Ltd Class A1	1,089	339,451
Real Estate - 0.7%
Diversified REITs - 0.1%
Reit 1 Ltd	56,128	368,581
Sella Capital Real Estate Ltd	62,110	191,957
		560,538
Real Estate Management & Development - 0.6%
Africa Israel Residences Ltd	1,739	140,608
Airport City Ltd (c)	16,766	300,045
Alony Hetz Properties & Investments Ltd	46,111	482,500
Amot Investments Ltd	67,455	461,825
Aura Investments Ltd	43,805	293,976
Big Shopping Centers Ltd (c)	4,536	868,108
Blue Square Real Estate Ltd	1,527	174,571
Electra Real Estate Ltd (c)	8,980	121,640
G City Ltd	30,338	109,032
Israel Canada T.R Ltd	48,262	240,784
Isras Holdings Ltd (c)	1,065	131,503
Isras Investment Co Ltd	351	95,483
Mega Or Holdings Ltd	6,622	311,472
Melisron Ltd	7,353	850,138
Mivne Real Estate Kd Ltd	166,686	629,967
Prashkovsky Investments and Construction Ltd	2,104	81,004
Summit Real Estate Holdings Ltd	11,268	214,488
YH Dimri Construction & Development Ltd	2,581	281,088
		5,788,232
TOTAL REAL ESTATE		6,348,770

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Energix-Renewable Energies Ltd	79,331	310,562
Enlight Renewable Energy Ltd (c)	33,681	831,070
OPC Energy Ltd (c)	36,566	552,569
OY Nofar Energy Ltd (c)	5,830	174,691
		1,868,892
TOTAL ISRAEL		36,859,760
ITALY - 3.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
RAI Way SpA (d)(e)	25,751	171,914
Entertainment - 0.0%
Juventus Football Club SpA (b)(c)	31,143	98,518
Media - 0.0%
Arnoldo Mondadori Editore SpA	36,431	83,982
MFE-MediaForEurope NV Class A (b)	46,183	146,517
MFE-MediaForEurope NV Class B	17,211	77,426
		307,925
TOTAL COMMUNICATION SERVICES		578,357

Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Brembo NV	41,667	400,612
CIR SpA-Compagnie Industriali (c)	137,888	106,374
Pirelli & C SpA (d)(e)	113,433	766,342
		1,273,328
Automobiles - 0.0%
Piaggio & C SpA (b)	49,251	106,621
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	70,961	1,914,385
Household Durables - 0.1%
De' Longhi SpA	21,337	702,735
Leisure Products - 0.1%
Ferretti SpA (b)	38,198	115,430
Sanlorenzo SpA/Ameglia	4,496	151,873
Technogym SpA (d)(e)	30,779	475,241
		742,544
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA	9,555	1,074,279
OVS SpA (d)(e)	42,067	174,649
Salvatore Ferragamo SpA (b)(c)	14,039	79,850
		1,328,778
TOTAL CONSUMER DISCRETIONARY		6,068,391

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MARR SpA	9,349	109,678
Food Products - 0.0%
NewPrinces SpA (c)	5,435	141,415
Personal Care Products - 0.0%
Intercos SpA	14,719	196,529
Pharmanutra SpA	959	50,288
		246,817
TOTAL CONSUMER STAPLES		497,910

Energy - 0.1%
Energy Equipment & Services - 0.1%
Saipem SpA (b)	368,399	985,457
Oil, Gas & Consumable Fuels - 0.0%
d'Amico International Shipping SA	13,919	57,533
TOTAL ENERGY		1,042,990

Financials - 0.7%
Banks - 0.3%
Banca Monte dei Paschi di Siena SpA	231,297	1,970,697
Banca Popolare di Sondrio SPA	25,556	350,557
Banco di Desio e della Brianza SpA	9,288	79,708
Credito Emiliano SpA	23,648	358,928
		2,759,890
Capital Markets - 0.3%
Azimut Holding SpA	32,809	1,118,382
Banca Generali SpA	16,562	926,883
Tamburi Investment Partners SpA	27,804	245,272
		2,290,537
Financial Services - 0.1%
Banca IFIS SpA	8,767	243,319
BFF Bank SpA (c)(d)(e)	50,965	606,622
		849,941
TOTAL FINANCIALS		5,900,368

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
El.En. SpA	13,459	179,244
GVS SpA (b)(c)(d)(e)	23,564	131,902
		311,146
Health Care Providers & Services - 0.1%
Amplifon SpA (b)	35,215	593,366
TOTAL HEALTH CARE		904,512

Industrials - 0.6%
Building Products - 0.1%
Ariston Holding NV	22,302	116,006
Carel Industries SpA (d)(e)	14,600	397,377
LU-VE SpA	2,521	93,358
		606,741
Commercial Services & Supplies - 0.0%
Fila SpA Class A	9,234	91,152
Construction & Engineering - 0.1%
Maire SpA	42,150	584,434
Webuild SpA	144,614	652,213
Webuild SpA warrants 8/2/2030 (c)	6,588	29,712
		1,266,359
Electrical Equipment - 0.0%
Cembre SpA	1,659	112,648
Machinery - 0.4%
Danieli & C Officine Meccaniche SpA (b)	2,637	113,452
Fincantieri SpA (c)	26,960	523,342
Industrie De Nora SpA	8,211	61,845
Interpump Group SpA	21,580	885,590
Iveco Group NV	49,807	1,031,927
		2,616,156
Transportation Infrastructure - 0.0%
Enav Spa (d)(e)	75,091	329,921
TOTAL INDUSTRIALS		5,022,977

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Sesa SpA (b)	2,150	162,672
IT Services - 0.2%
Reply SpA	6,344	996,193
Wiit SpA	3,214	57,291
		1,053,484
Semiconductors & Semiconductor Equipment - 0.0%
Technoprobe SpA (c)	46,994	386,401
TOTAL INFORMATION TECHNOLOGY		1,602,557

Materials - 0.1%
Chemicals - 0.1%
SOL SpA	11,594	619,214
Containers & Packaging - 0.0%
Zignago Vetro Spa (b)	8,806	78,888
TOTAL MATERIALS		698,102

Utilities - 0.5%
Gas Utilities - 0.2%
Ascopiave SpA	18,261	63,144
Italgas SpA	170,549	1,410,098
		1,473,242
Independent Power and Renewable Electricity Producers - 0.0%
ERG SpA	15,154	328,235
Multi-Utilities - 0.3%
A2A SpA	440,657	1,072,638
ACEA SpA	14,706	326,084
Hera SpA	230,261	984,351
Iren SpA	162,073	463,874
		2,846,947
TOTAL UTILITIES		4,648,424

TOTAL ITALY		26,964,588
JAPAN - 34.7%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	31,400	578,279
U-Next Holdings Co Ltd	17,600	236,687
		814,966
Entertainment - 0.5%
Anycolor Inc	8,500	264,884
Cover Corp (b)(c)	10,800	152,602
Daiichikosho Co Ltd	19,700	211,502
DeNA Co Ltd	20,300	316,364
GREE Holdings Inc	19,800	64,734
GungHo Online Entertainment Inc	11,400	218,240
Koei Tecmo Holdings Co Ltd	24,300	318,184
MIXI Inc	9,200	210,540
Shochiku Co Ltd	2,300	194,912
Square Enix Holdings Co Ltd	22,500	1,521,139
Toei Animation Co Ltd	17,500	382,860
Toei Co Ltd	8,300	286,673
		4,142,634
Interactive Media & Services - 0.1%
Kakaku.com Inc	36,600	622,071
Media - 0.4%
CyberAgent Inc	121,500	1,216,864
Fuji Media Holdings Inc	13,000	306,456
Hakuhodo DY Holdings Inc	61,000	480,036
Kadokawa Corp	23,400	568,327
Nippon Television Holdings Inc	14,800	320,094
Septeni Holdings Co Ltd	21,000	61,594
SKY Perfect JSAT Holdings Inc	47,000	445,102
TBS Holdings Inc	9,200	302,626
TV Asahi Holdings Corp	6,000	112,738
		3,813,837
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co	5,300	179,946
TOTAL COMMUNICATION SERVICES		9,573,454

Consumer Discretionary - 5.7%
Automobile Components - 1.1%
Aisan Industry Co Ltd	8,900	98,393
Eagle Industry Co Ltd	5,600	89,550
Exedy Corp	6,000	188,353
FCC Co Ltd	9,400	188,677
JTEKT Corp	53,200	459,747
Koito Manufacturing Co Ltd	52,700	673,866
KYB Corp	9,900	212,793
Musashi Seimitsu Industry Co Ltd	12,700	273,423
NHK Spring Co Ltd	52,800	594,510
Nifco Inc/Japan	21,500	524,600
Niterra Co Ltd	42,200	1,454,792
NOK Corp	22,400	339,878
Pacific Industrial Co Ltd	11,300	154,161
Piolax Inc	5,300	61,432
Seiren Co Ltd	13,400	218,907
Shoei Co Ltd	13,500	161,649
Stanley Electric Co Ltd	30,300	571,443
Sumitomo Riko Co Ltd	10,200	129,168
Sumitomo Rubber Industries Ltd	52,500	600,047
Tokai Rika Co Ltd	14,300	228,955
Topre Corp	10,500	143,848
Toyo Tire Corp	32,800	694,739
Toyoda Gosei Co Ltd	16,500	348,217
Toyota Boshoku Corp	23,400	332,526
TS Tech Co Ltd	22,600	271,363
Yokohama Rubber Co Ltd/The	35,900	1,026,450
		10,041,487
Automobiles - 0.2%
Mazda Motor Corp	170,500	1,022,404
Mitsubishi Motors Corp (b)	187,600	492,952
Nissan Shatai Co Ltd	19,100	131,779
		1,647,135
Broadline Retail - 0.8%
ASKUL Corp	10,600	105,871
Belluna Co Ltd	12,100	76,793
Isetan Mitsukoshi Holdings Ltd	91,500	1,293,122
Izumi Co Ltd	9,900	208,411
J Front Retailing Co Ltd	68,800	927,407
Mercari Inc (c)	32,700	498,900
Ryohin Keikaku Co Ltd	71,300	3,338,108
Seria Co Ltd	12,700	233,891
Takashimaya Co Ltd	80,900	625,212
		7,307,715
Distributors - 0.1%
Arata Corp	7,500	159,925
Central Automotive Products Ltd	9,900	126,410
Doshisha Co Ltd	5,600	93,412
Happinet Corp	4,100	154,070
PALTAC Corp	7,900	226,074
		759,891
Hotels, Restaurants & Leisure - 1.3%
Atom Corp (b)(c)	32,600	145,770
Colowide Co Ltd	26,000	335,664
Create Restaurants Holdings Inc	32,410	329,754
Doutor Nichires Holdings Co Ltd	8,200	136,204
Food & Life Cos Ltd	31,100	1,566,397
Fuji Kyuko Co Ltd	6,200	87,196
Fujita Kanko Inc (b)	2,000	139,163
GENDA INC (c)	25,000	153,999
Heiwa Corp	15,300	211,975
Hiday Hidaka Corp	7,500	168,685
HIS Co Ltd	14,600	137,471
Ichibanya Co Ltd	20,000	129,179
Imperial Hotel Ltd	11,500	75,012
KOMEDA Holdings Co Ltd	12,100	241,328
Koshidaka Holdings Co Ltd	14,200	128,297
Kura Sushi Inc	5,900	162,058
Kyoritsu Maintenance Co Ltd (b)	18,000	433,372
Matsuyafoods Holdings Co Ltd	2,400	99,898
McDonald's Holdings Co Japan Ltd	24,300	970,378
Metaplanet Inc (b)(c)	85,600	633,227
Monogatari Corp/The	8,800	228,402
MOS Food Services Inc	7,200	182,428
Ohsho Food Service Corp	9,800	242,461
Resorttrust Inc	49,300	610,702
Round One Corp	48,400	497,027
Royal Holdings Co Ltd	9,600	169,470
Saizeriya Co Ltd	9,500	333,279
Skylark Holdings Co Ltd	64,300	1,222,204
Tokyotokeiba Co Ltd	3,900	134,402
Toridoll Holdings Corp	13,600	400,066
Yoshinoya Holdings Co Ltd	18,700	405,296
		10,710,764
Household Durables - 0.8%
Casio Computer Co Ltd	52,800	418,300
ES-Con Japan Ltd	12,500	80,450
Haseko Corp	67,600	1,005,674
Iida Group Holdings Co Ltd	43,800	614,332
JVCKenwood Corp	40,900	323,434
Nagawa Co Ltd	2,200	94,151
Nikon Corp	70,900	688,559
Open House Group Co Ltd	20,400	902,097
Rinnai Corp	28,400	700,968
Sangetsu Corp	13,200	262,707
Sharp Corp/Japan (c)	72,300	341,804
Sumitomo Forestry Co Ltd	130,900	1,314,975
Tama Home Co Ltd	4,100	96,694
Tamron Co Ltd	38,800	233,162
Token Corp	1,500	138,572
Zojirushi Corp	8,900	106,177
		7,322,056
Leisure Products - 0.5%
Mizuno Corp	14,400	262,312
Noritsu Koki Co Ltd	15,300	159,972
Roland Corp	4,000	83,607
Sankyo Co Ltd	51,400	959,139
Sega Sammy Holdings Inc	44,300	905,592
Tomy Co Ltd	24,000	507,187
Tsuburaya Fields Holdings Inc	10,100	153,734
Yamaha Corp (b)	105,400	759,630
Yonex Co Ltd	16,900	331,839
		4,123,012
Specialty Retail - 0.8%
ABC-Mart Inc	28,200	527,717
Adastria Co Ltd	7,400	146,960
Alpen Co Ltd	4,400	70,260
AOKI Holdings Inc	9,700	110,255
Aoyama Trading Co Ltd	11,400	172,932
ARCLANDS CORP	13,680	157,953
Autobacs Seven Co Ltd	18,500	180,488
Bic Camera Inc	26,100	272,519
DCM Holdings Co Ltd	26,400	250,989
EDION Corp	21,800	289,871
IDOM Inc	15,300	98,827
JINS Holdings Inc	3,300	174,971
Joyful Honda Co Ltd	13,600	187,701
K's Holdings Corp	34,300	343,113
Kohnan Shoji Co Ltd	5,400	139,440
Komeri Co Ltd	7,400	152,442
Nextage Co Ltd	12,600	156,401
Nishimatsuya Chain Co Ltd	10,800	159,105
Nojima Corp	17,200	393,194
PAL GROUP Holdings Co Ltd	11,600	379,551
Shimamura Co Ltd	12,500	905,082
USS Co Ltd	115,600	1,256,444
Workman Co Ltd	5,700	243,978
Yamada Holdings Co Ltd	147,900	450,758
Yellow Hat Ltd	17,200	182,074
		7,403,025
Textiles, Apparel & Luxury Goods - 0.1%
Goldwin Inc	5,300	272,901
Gunze Ltd	8,200	207,767
Japan Wool Textile Co Ltd/The	11,400	105,289
Onward Holdings Co Ltd	31,100	126,557
Seiko Group Corp	7,500	208,491
Wacoal Holdings Corp	10,000	361,409
		1,282,414
TOTAL CONSUMER DISCRETIONARY		50,597,499

Consumer Staples - 2.6%
Beverages - 0.2%
Coca-Cola Bottlers Japan Holdings Inc	36,400	556,569
Ito En Ltd	14,700	319,266
Lifedrink Co Inc	9,400	140,399
Sapporo Holdings Ltd	17,800	823,646
Takara Holdings Inc	41,200	346,829
		2,186,709
Consumer Staples Distribution & Retail - 0.8%
Aeon Hokkaido Corp	11,800	70,127
Ain Holdings Inc	7,500	288,674
Arcs Co Ltd	9,500	191,155
Axial Retailing Inc	17,100	129,403
Belc Co Ltd	2,900	138,738
Cosmos Pharmaceutical Corp	11,100	689,548
Create SD Holdings Co Ltd	7,900	180,146
Daikokutenbussan Co Ltd	1,800	85,499
Fuji Co Ltd/Ehime	8,500	114,367
Genky DrugStores Co Ltd	4,400	129,912
H2o Retailing Corp	27,100	358,101
Halows Co Ltd	2,700	88,649
Heiwado Co Ltd	7,100	136,994
Itochu-Shokuhin Co Ltd	1,400	94,010
Kato Sangyo Co Ltd	5,800	220,152
Kusuri no Aoki Holdings Co Ltd	11,700	311,431
Life Corp	9,400	150,234
Maxvalu Tokai Co Ltd	2,800	58,823
San-A Co Ltd	10,600	211,203
Sugi Holdings Co Ltd	29,600	716,353
Sundrug Co Ltd	20,400	604,636
Trial Holdings Inc (b)	10,300	160,129
Tsuruha Holdings Inc	10,500	772,849
United Super Markets Holdings Inc	24,700	153,985
Valor Holdings Co Ltd	9,900	174,843
Welcia Holdings Co Ltd	27,100	454,729
Yaoko Co Ltd	5,200	336,531
		7,021,221
Food Products - 1.3%
Ariake Japan Co Ltd	5,000	221,477
Calbee Inc	22,300	409,265
DyDo Group Holdings Inc	4,600	81,236
Ezaki Glico Co Ltd	13,400	413,769
FUJI OIL CO LTD /Osaka	12,100	227,687
House Foods Group Inc	16,400	303,278
Itoham Yonekyu Holdings Inc	7,160	241,529
Kagome Co Ltd	24,100	460,527
Kameda Seika Co Ltd	3,800	101,627
Kewpie Corp	28,000	765,182
Kotobuki Spirits Co Ltd	29,200	389,635
Maruha Nichiro Corp	11,300	234,688
Megmilk Snow Brand Co Ltd	12,700	240,008
Mitsui DM Sugar Co Ltd	4,100	84,007
Morinaga & Co Ltd/Japan	18,200	290,525
Morinaga Milk Industry Co Ltd	19,100	415,371
NH Foods Ltd	23,800	799,594
Nichirei Corp	58,500	704,051
Nippn Corp	13,800	198,999
Nisshin Oillio Group Ltd/The	7,800	265,211
Nisshin Seifun Group Inc	57,500	666,530
Nissui Corp	80,400	469,397
Prima Meat Packers Ltd	7,000	110,514
Riken Vitamin Co Ltd	4,900	93,506
S Foods Inc	5,000	88,030
Sakata Seed Corp	7,700	173,137
Showa Sangyo Co Ltd	4,800	96,401
Toyo Suisan Kaisha Ltd	25,000	1,597,216
Yamazaki Baking Co Ltd	34,500	737,001
		10,879,398
Household Products - 0.1%
Earth Corp	3,900	126,020
Lion Corp	72,700	708,299
Pigeon Corp	33,300	368,125
		1,202,444
Personal Care Products - 0.2%
Kobayashi Pharmaceutical Co Ltd	13,300	467,728
Kose Corp	9,600	368,417
Milbon Co Ltd	7,800	131,540
Noevir Holdings Co Ltd	4,300	131,100
Pola Orbis Holdings Inc	25,400	214,397
Rohto Pharmaceutical Co Ltd	53,400	762,237
		2,075,419
TOTAL CONSUMER STAPLES		23,365,191

Energy - 0.2%
Energy Equipment & Services - 0.0%
Modec Inc	13,600	579,436
Oil, Gas & Consumable Fuels - 0.2%
Cosmo Energy Holdings Co Ltd	15,200	674,616
Itochu Enex Co Ltd	12,800	171,852
Iwatani Corp	53,600	563,786
Japan Petroleum Exploration Co Ltd	43,000	312,295
Mitsuuroko Group Holdings Co Ltd	7,000	99,012
San-Ai Obbli Co Ltd	13,800	186,021
		2,007,582
TOTAL ENERGY		2,587,018

Financials - 3.0%
Banks - 2.1%
77 Bank Ltd/The	17,400	601,026
Aichi Financial Group Inc	9,400	168,397
Aozora Bank Ltd	30,100	441,609
Awa Bank Ltd/The	8,400	178,069
Bank of Nagoya Ltd/The	3,000	174,595
Chugin Financial Group Inc	42,200	547,873
Daishi Hokuetsu Financial Group Inc	19,700	482,138
Fukuoka Financial Group Inc	49,100	1,338,812
Gunma Bank Ltd/The	86,300	808,107
Hachijuni Bank Ltd/The	97,900	880,773
Hirogin Holdings Inc	70,400	614,086
Hokkoku Financial Holdings Inc	5,600	207,201
Hokuhoku Financial Group Inc	30,000	633,674
Hyakugo Bank Ltd/The	56,400	278,960
Iyogin Holdings Inc	66,600	773,921
Juroku Financial Group Inc	8,800	303,492
Keiyo Bank Ltd/The	25,900	194,612
Kiyo Bank Ltd/The	15,900	289,255
Kyoto Financial Group Inc	63,800	1,154,189
Kyushu Financial Group Inc	92,900	474,426
Mebuki Financial Group Inc	250,800	1,359,853
Musashino Bank Ltd/The	7,400	182,474
Nanto Bank Ltd/The	6,900	206,941
Nishi-Nippon Financial Holdings Inc	33,500	529,155
North Pacific Bank Ltd	72,600	312,385
Ogaki Kyoritsu Bank Ltd/The	9,900	186,454
Rakuten Bank Ltd (c)	27,100	1,262,366
San-In Godo Bank Ltd/The	41,000	345,246
Senshu Ikeda Holdings Inc	69,100	294,125
Seven Bank Ltd	163,100	292,961
Shiga Bank Ltd/The	10,000	401,603
Shizuoka Financial Group Inc	122,700	1,451,319
Suruga Bank Ltd	37,200	342,527
Toho Bank Ltd/The	53,300	129,771
Tokyo Kiraboshi Financial Group Inc	6,800	293,186
TOMONY Holdings Inc	46,200	186,757
Yamaguchi Financial Group Inc	47,100	533,115
		18,855,453
Capital Markets - 0.2%
GMO Financial Holdings Inc	11,900	65,864
Integral Corp (b)	2,900	66,191
JAFCO Group Co ltd	14,000	230,056
M&A Capital Partners Co Ltd	4,400	85,752
M&A Research Institute Holdings Inc (c)	7,200	64,730
Matsui Securities Co Ltd	28,400	138,816
Monex Group Inc	49,400	256,647
Nihon M&A Center Holdings Inc	82,600	412,936
Okasan Securities Group Inc	39,000	168,724
Tokai Tokyo Financial Holdings Inc	57,300	206,565
		1,696,281
Consumer Finance - 0.3%
Acom Co Ltd	108,500	313,774
AEON Financial Service Co Ltd	31,300	281,466
Aiful Corp	91,800	271,253
Credit Saison Co Ltd	36,700	968,276
Jaccs Co Ltd	6,400	173,523
Marui Group Co Ltd	47,200	961,275
Orient Corp	16,420	108,620
		3,078,187
Financial Services - 0.4%
eGuarantee Inc	10,100	99,989
Financial Partners Group Co Ltd	16,400	263,313
Fuyo General Lease Co Ltd	14,400	388,981
GMO Payment Gateway Inc	11,700	652,074
Japan Securities Finance Co Ltd	21,900	265,041
Mizuho Leasing Co Ltd	39,200	301,098
Ricoh Leasing Co Ltd	3,900	141,915
Tokyo Century Corp	42,300	484,113
Zenkoku Hosho Co Ltd	29,300	625,120
		3,221,644
Insurance - 0.0%
LIFENET INSURANCE CO (b)(c)	16,700	252,957
TOTAL FINANCIALS		27,104,522

Health Care - 1.4%
Biotechnology - 0.1%
GNI Group Ltd (b)(c)	13,200	240,375
Peptidream Inc (c)	27,100	300,308
SanBio Co Ltd (b)(c)	14,900	223,831
Takara Bio Inc	13,500	78,901
		843,415
Health Care Equipment & Supplies - 0.4%
Asahi Intecc Co Ltd	61,400	955,512
Eiken Chemical Co Ltd	8,700	136,740
Fukuda Denshi Co Ltd	4,200	195,479
Hogy Medical Co Ltd	6,000	189,454
Japan Lifeline Co Ltd	14,900	142,365
Mani Inc	21,000	176,842
Menicon Co Ltd	17,700	136,906
Nakanishi Inc	18,300	235,564
Nihon Kohden Corp	46,300	509,233
Nipro Corp	40,400	371,993
Paramount Bed Holdings Co Ltd	11,000	180,484
PHC Holdings Corp	8,900	54,542
		3,285,114
Health Care Providers & Services - 0.4%
Alfresa Holdings Corp	46,300	672,091
As One Corp	16,300	256,150
BML Inc	6,500	150,952
H.U. Group Holdings Inc	15,800	339,498
Medipal Holdings Corp	52,500	869,274
Ship Healthcare Holdings Inc	21,400	298,619
Suzuken Co Ltd/Aichi Japan	16,500	623,654
Toho Holdings Co Ltd	14,600	492,714
Tokai Corp/Gifu	4,300	60,002
		3,762,954
Health Care Technology - 0.0%
JMDC Inc	7,300	188,630
Medley Inc (c)	6,500	132,973
		321,603
Pharmaceuticals - 0.5%
Hisamitsu Pharmaceutical Co Inc	14,200	382,265
Kaken Pharmaceutical Co Ltd	7,600	198,049
Kissei Pharmaceutical Co Ltd	8,400	247,478
Kyorin Pharmaceutical Co Ltd	10,600	106,517
Mochida Pharmaceutical Co Ltd	5,400	110,290
Nippon Shinyaku Co Ltd	15,300	329,425
Nxera Pharma Co Ltd (b)(c)	21,400	128,938
Santen Pharmaceutical Co Ltd	91,700	1,013,186
Sawai Group Holdings Co Ltd	27,600	354,287
Sumitomo Pharma Co Ltd (c)	50,100	431,037
Towa Pharmaceutical Co Ltd	7,100	154,035
Tsumura & CO	16,000	394,686
Zeria Pharmaceutical Co Ltd	6,700	92,445
		3,942,638
TOTAL HEALTH CARE		12,155,724

Industrials - 9.3%
Air Freight & Logistics - 0.5%
AZ-COM MARUWA Holdings Inc	15,700	121,110
Hamakyorex Co Ltd	15,600	150,948
Konoike Transport Co Ltd	8,000	171,208
Mitsui-Soko Holdings Co Ltd	15,600	405,353
NIPPON EXPRESS HOLDINGS INC	62,200	1,366,345
Sankyu Inc	12,600	741,730
SBS Holdings Inc	4,500	95,811
Senko Group Holdings Co Ltd	36,800	495,299
Yamato Holdings Co Ltd	71,100	1,028,049
		4,575,853
Building Products - 0.6%
Bunka Shutter Co Ltd	14,100	238,657
Central Glass Co Ltd	6,200	133,924
Lixil Corp	80,900	937,236
Nichias Corp	15,400	589,211
Nichiha Corp	6,200	129,123
Nitto Boseki Co Ltd	6,300	275,623
Noritz Corp	9,300	118,001
Sanwa Holdings Corp	51,300	1,399,558
Shin Nippon Air Technologies Co Ltd	6,200	108,763
Sinko Industries Ltd	12,600	106,592
Takara Standard Co Ltd	11,100	189,787
Takasago Thermal Engineering Co Ltd	12,000	582,247
TOTO Ltd	37,500	954,608
		5,763,330
Commercial Services & Supplies - 0.5%
ALSOK Co Ltd	101,100	704,222
Daiei Kankyo Co Ltd	11,100	228,720
Daiseki Co Ltd	11,880	276,577
Duskin Co Ltd	10,700	282,492
Itoki Corp	11,100	169,880
Japan Elevator Service Holdings Co Ltd	20,300	541,919
Kokuyo Co Ltd	92,500	544,988
Matsuda Sangyo Co Ltd	3,900	92,876
Mitsubishi Pencil Co Ltd	8,600	117,904
Nippon Kanzai Holdings Co Ltd	4,600	84,548
Okamura Corp	16,200	255,351
Park24 Co Ltd	36,800	464,725
Pilot Corp	7,900	230,002
Prestige International Inc	24,800	107,896
TRE Holdings Corp	12,000	107,604
		4,209,704
Construction & Engineering - 1.4%
Chiyoda Corp (c)	44,100	104,777
Chudenko Corp	7,300	177,165
COMSYS Holdings Corp	31,900	731,303
Dai-Dan Co Ltd	8,100	246,326
EXEO Group Inc	53,000	696,160
Hazama Ando Corp	40,200	426,292
INFRONEER Holdings Inc	55,216	466,634
JGC Holdings Corp	62,900	562,355
Kandenko Co Ltd	29,000	686,982
Kinden Corp	33,900	1,067,400
Kumagai Gumi Co Ltd	9,000	267,741
Kyudenko Corp	12,200	521,248
MIRAIT ONE corp	23,500	420,482
Nippon Densetsu Kogyo Co Ltd	9,500	180,380
Nishimatsu Construction Co Ltd	8,100	269,363
Okumura Corp	8,500	251,075
Penta-Ocean Construction Co Ltd	78,000	504,768
Raito Kogyo Co Ltd	10,000	206,621
Raiznext Corp	6,900	85,472
Sanki Engineering Co Ltd	9,900	291,285
Shimizu Corp	141,900	1,571,964
Shinnihon Corp	6,900	80,135
SHO-BOND Holdings Co Ltd	10,600	338,457
Sumitomo Densetsu Co Ltd	4,700	204,247
Taihei Dengyo Kaisha Ltd	3,300	141,880
Taikisha Ltd	13,000	232,913
Takamatsu Construction Group Co Ltd	4,500	91,745
Toa Corp/Tokyo	14,800	184,889
Toda Corp	58,200	371,151
Toenec Corp	11,900	104,901
Tokyu Construction Co Ltd	22,400	153,891
Totetsu Kogyo Co Ltd	6,000	166,039
Toyo Construction Co Ltd	12,800	139,891
West Holdings Corp	5,800	57,801
Yokogawa Bridge Holdings Corp	9,100	161,304
Yurtec Corp	9,800	160,425
		12,325,462
Electrical Equipment - 0.4%
Daihen Corp	4,900	231,369
Furukawa Electric Co Ltd	19,000	1,147,634
GS Yuasa Corp	23,100	414,559
Idec Corp/Japan	7,600	114,567
Mabuchi Motor Co Ltd	25,300	365,797
Mirai Industry Co Ltd	2,400	60,328
Nitto Kogyo Corp	6,800	150,257
Sanyo Denki Co Ltd	2,500	155,015
Sinfonia Technology Co Ltd	6,200	389,389
SWCC Corp	8,600	514,839
Toyo Tanso Co Ltd	3,800	121,983
Ushio Inc	20,200	247,773
		3,913,510
Ground Transportation - 1.2%
Fukuyama Transporting Co Ltd	5,200	123,807
Keikyu Corp	57,600	592,003
Keio Corp	27,300	637,409
Keisei Electric Railway Co Ltd	109,800	921,149
Kintetsu Group Holdings Co Ltd	51,000	978,715
Kyushu Railway Co	39,800	962,473
Maruzen Showa Unyu Co Ltd	3,100	147,754
Nagoya Railroad Co Ltd	53,100	579,074
Nankai Electric Railway Co Ltd	29,300	470,638
Nikkon Holdings Co Ltd	27,000	608,140
Nishi-Nippon Railroad Co Ltd	16,500	234,713
Odakyu Electric Railway Co Ltd	88,100	949,439
Sakai Moving Service Co Ltd	6,500	115,040
Seibu Holdings Inc	59,300	1,657,122
Seino Holdings Co Ltd	26,800	407,622
Sotetsu Holdings Inc	21,700	342,667
Tobu Railway Co Ltd	51,000	868,113
		10,595,878
Industrial Conglomerates - 0.1%
Keihan Holdings Co Ltd	25,900	531,268
Nisshinbo Holdings Inc	39,900	253,526
TOKAI Holdings Corp	27,500	194,721
		979,515
Machinery - 3.1%
Aichi Corp	7,500	63,981
Amada Co Ltd	87,700	988,899
CKD Corp	15,000	267,799
Daiwa Industries Ltd	7,700	85,591
DMG Mori Co Ltd	38,300	885,007
Ebara Corp	130,300	2,379,386
Fuji Corp/Aichi	22,500	422,235
Fujitec Co Ltd	18,000	666,281
Galilei Co Ltd	6,800	149,162
Glory Ltd	11,500	295,710
Harmonic Drive Systems Inc	17,500	331,786
Hino Motors Ltd (c)	79,700	193,704
Hitachi Construction Machinery Co Ltd	27,400	793,559
Japan Steel Works Ltd/The	17,900	1,104,029
Kanadevia Corp	46,800	315,859
Kawasaki Heavy Industries Ltd	42,700	3,118,511
Kitz Corp	15,500	130,010
Kurita Water Industries Ltd	29,500	1,137,145
Kyokuto Kaihatsu Kogyo Co Ltd	8,500	147,284
Makino Milling Machine Co Ltd	5,900	451,223
Max Co Ltd	7,100	237,867
Meidensha Corp	9,500	357,784
METAWATER Co Ltd	6,100	110,890
MISUMI Group Inc	80,500	1,159,203
Mitsubishi Logisnext Co Ltd	9,000	115,777
Mitsuboshi Belting Ltd	6,500	154,832
Mitsui E&S Co Ltd	26,500	552,113
Miura Co Ltd	25,100	500,478
Morita Holdings Corp	8,600	130,667
Nabtesco Corp	31,000	570,291
Nachi-Fujikoshi Corp	3,900	83,419
Namura Shipbuilding Co Ltd	12,600	257,258
NGK Insulators Ltd	63,200	800,127
Nitta Corp	4,800	131,171
Nomura Micro Science Co Ltd	7,400	133,472
Noritake Co Ltd	5,100	145,106
NSK Ltd	107,200	513,010
NTN Corp	124,900	213,098
Obara Group Inc	2,500	63,995
Oiles Corp	5,700	81,038
OKUMA Corp	12,200	331,917
Organo Corp	7,100	437,470
OSG Corp	19,000	245,847
Shibaura Machine Co Ltd	6,300	162,148
Shibuya Corp	4,000	96,187
Shinmaywa Industries Ltd	15,400	185,870
Star Micronics Co Ltd	8,500	97,749
Sumitomo Heavy Industries Ltd	31,400	695,401
Tadano Ltd	26,600	191,383
Takeuchi Manufacturing Co Ltd	9,600	343,162
Takuma Co Ltd	16,800	243,008
THK Co Ltd	29,400	826,404
Tocalo Co Ltd	15,500	207,409
Tsubakimoto Chain Co	20,500	287,735
Tsugami Corp	10,800	148,740
Tsurumi Manufacturing Co Ltd	4,600	119,427
Union Tool Co	2,500	104,408
YAMABIKO Corp	8,100	117,663
Yaskawa Electric Corp	64,100	1,340,702
		26,421,387
Marine Transportation - 0.0%
Iino Kaiun Kaisha Ltd	20,100	137,809
NS United Kaiun Kaisha Ltd	3,000	83,256
		221,065
Professional Services - 0.8%
BayCurrent Inc	37,300	2,141,768
Bell System24 Holdings Inc	9,500	85,384
dip Corp	9,000	145,679
en Japan Inc	8,500	98,684
Funai Soken Holdings Inc	9,800	154,254
Infomart Corp	54,700	150,098
Insource Co Ltd	14,400	86,915
JAC Recruitment Co Ltd	18,800	131,574
MEITEC Group Holdings Inc	19,500	407,893
Nomura Co Ltd	22,000	133,849
Open Up Group Inc	15,400	188,714
Pasona Group Inc	6,400	87,661
Persol Holdings Co Ltd	481,500	920,363
SMS Co Ltd	19,500	195,213
Synspective Inc	9,200	60,798
TechnoPro Holdings Inc	29,500	934,271
Timee Inc (c)	12,200	162,586
TKC Corp	7,600	228,289
Transcosmos Inc	5,900	140,529
UT Group CO Ltd	7,800	131,680
Visional Inc (c)	6,800	531,526
		7,117,728
Trading Companies & Distributors - 0.5%
Hanwa Co Ltd	10,000	402,845
Inaba Denki Sangyo Co Ltd	14,600	382,877
Inabata & Co Ltd	12,100	262,528
Japan Pulp & Paper Co Ltd	25,400	110,163
Kanamoto Co Ltd	8,100	181,667
Kanematsu Corp	23,000	432,128
Nagase & Co Ltd	23,000	453,276
Nichiden Corp	3,400	64,232
Nishio Holdings Co Ltd	5,200	145,138
Senshu Electric Co Ltd	3,300	93,210
Sojitz Corp	63,260	1,505,580
Totech Corp	6,900	129,670
Trusco Nakayama Corp	12,700	184,965
Wakita & Co Ltd	8,300	96,770
Yamazen Corp	13,000	115,228
Yuasa Trading Co Ltd	4,300	133,597
		4,693,874
Transportation Infrastructure - 0.2%
Japan Airport Terminal Co Ltd	18,200	552,728
Kamigumi Co Ltd	22,700	637,949
Mitsubishi Logistics Corp	70,200	600,098
Sumitomo Warehouse Co Ltd/The	13,500	280,005
		2,070,780
TOTAL INDUSTRIALS		82,888,086

Information Technology - 3.8%
Electronic Equipment, Instruments & Components - 1.7%
Ai Holdings Corp	10,900	174,464
Alps Alpine Co Ltd	47,200	500,051
Amano Corp	14,900	415,766
Anritsu Corp	36,800	396,656
Azbil Corp	126,100	1,178,330
Canon Electronics Inc	5,300	89,548
Canon Marketing Japan Inc	13,900	502,183
Citizen Watch Co Ltd	54,400	326,531
Daiwabo Holdings Co Ltd	23,500	432,156
Dexerials Corp	47,600	688,184
Furuya Metal Co Ltd	4,700	80,047
Hakuto Co Ltd	3,100	78,052
Hamamatsu Photonics KK	84,000	1,025,228
Hioki EE Corp	2,600	96,027
Hirose Electric Co Ltd	7,900	991,965
Horiba Ltd	9,600	706,016
Hosiden Corp	11,600	180,333
Ibiden Co Ltd	33,800	1,429,441
Japan Aviation Electronics Industry Ltd	12,700	203,546
Jeol Ltd	12,600	360,477
Kaga Electronics Co Ltd	10,400	199,622
Macnica Holdings Inc	38,500	502,823
Maruwa Co Ltd/Aichi	2,500	753,544
Maxell Ltd	11,000	146,183
Meiko Electronics Co Ltd	5,700	279,320
Nichicon Corp	11,500	98,493
Nippon Electric Glass Co Ltd	19,000	508,561
Nissha Co Ltd	10,800	95,898
Nohmi Bosai Ltd	6,700	173,962
Oki Electric Industry Co Ltd	23,100	240,367
Restar Corp	4,900	87,997
Rigaku Holdings Corp	31,200	159,233
Riken Keiki Co Ltd	9,200	193,693
Ryoyo Ryosan Holdings Inc	7,392	135,778
Taiyo Yuden Co Ltd	35,100	655,780
Tokyo Electron Device Ltd	5,300	92,197
Topcon Corp	28,700	624,867
		14,803,319
IT Services - 0.5%
Argo Graphics Inc	4,400	153,846
BIPROGY Inc	20,000	806,503
Change Holdings Inc	10,600	81,088
Dentsu Soken Inc	7,500	329,423
Digital Garage Inc	7,700	202,607
DTS Corp	9,500	315,191
Future Corp	12,100	189,116
GMO internet group Inc	18,100	463,675
Mitsubishi Research Institute Inc	2,600	81,406
NS Solutions Corp	18,300	429,216
NSD Co Ltd	18,300	437,701
Sakura Internet Inc (b)	6,300	122,963
SHIFT Inc (c)	53,300	559,355
Simplex Holdings Inc	11,100	301,329
TechMatrix Corp	10,600	150,800
Zuken Inc	4,100	157,688
		4,781,907
Semiconductors & Semiconductor Equipment - 0.9%
Ferrotec Corp	12,300	295,008
Japan Material Co Ltd	18,800	171,349
Kokusai Electric Corp	50,200	1,107,980
Megachips Corp	3,400	122,732
Micronics Japan Co Ltd	8,100	295,108
Mitsui High-Tec Inc	27,600	138,669
Optorun Co Ltd	8,700	93,775
Rohm Co Ltd	97,000	1,220,636
Rorze Corp	26,900	361,712
RS Technologies Co Ltd	4,100	84,379
Sanken Electric Co Ltd (c)	5,900	334,678
Shibaura Mechatronics Corp	3,500	246,311
Socionext Inc	50,800	957,317
SUMCO Corp	99,400	777,388
Tokyo Seimitsu Co Ltd	11,300	702,970
Towa Corp	18,000	223,530
Tri Chemical Laboratories Inc	7,100	161,281
Ulvac Inc	13,400	492,208
		7,787,031
Software - 0.3%
Appier Group Inc	16,800	170,355
Cybozu Inc	6,700	176,687
Digital Arts Inc	2,900	153,310
Freee KK (c)	12,300	330,605
Justsystems Corp	8,000	201,465
Money Forward Inc (c)	12,600	498,297
OBIC Business Consultants Co Ltd	8,400	484,470
PKSHA Technology Inc (c)	5,000	116,398
Plus Alpha Consulting Co Ltd	7,200	108,298
Rakus Co Ltd	26,100	400,311
Sansan Inc (c)	19,300	244,201
Systena Corp	71,100	188,342
WingArc1st Inc	5,400	129,157
		3,201,896
Technology Hardware, Storage & Peripherals - 0.4%
Brother Industries Ltd	65,400	1,112,837
Eizo Corp	8,500	120,939
Elecom Co Ltd	11,600	150,035
Konica Minolta Inc (c)	130,100	422,967
MCJ Co Ltd	18,500	171,990
Riso Kagaku Corp	8,800	67,891
Seiko Epson Corp	84,500	1,072,163
Sun Corp	3,600	138,130
Toshiba TEC Corp	7,200	143,940
Wacom Co Ltd	34,400	148,119
		3,549,011
TOTAL INFORMATION TECHNOLOGY		34,123,164

Materials - 3.5%
Chemicals - 2.4%
ADEKA Corp	22,400	442,071
Aica Kogyo Co Ltd	15,000	369,342
Air Water Inc (Osaka)	51,800	765,226
Artience Co Ltd	9,600	203,290
ASAHI YUKIZAI CORP	3,300	94,482
C Uyemura & Co Ltd	2,800	179,336
Chugoku Marine Paints Ltd	10,600	217,728
Daicel Corp	63,300	544,511
Denka Co Ltd	22,100	311,617
DIC Corp	21,900	432,275
Fujimi Inc	15,300	228,148
Fuso Chemical Co Ltd	5,400	153,007
Ise Chemicals Corp (b)	500	90,451
JCU Corp	5,600	131,719
Kaneka Corp	12,400	351,003
Kansai Paint Co Ltd	40,600	574,892
KeePer Technical Laboratory Co Ltd	3,600	77,740
KH Neochem Co Ltd	8,900	168,448
Konishi Co Ltd	14,300	115,113
Kumiai Chemical Industry Co Ltd	20,300	109,415
Kuraray Co Ltd	82,400	1,018,751
Kureha Corp	8,400	191,564
Lintec Corp	10,900	218,553
Mitsubishi Gas Chemical Co Inc	42,000	725,556
Mitsui Chemicals Inc	51,000	1,138,483
Nihon Parkerizing Co Ltd	23,900	218,018
Nippon Kayaku Co Ltd	36,600	341,769
Nippon Shokubai Co Ltd	28,100	319,468
Nippon Soda Co Ltd	11,900	269,788
Nissan Chemical Corp	34,700	1,131,178
NOF Corp	56,700	1,128,609
Okamoto Industries Inc	2,500	84,665
Osaka Soda Co Ltd	20,400	248,428
PILLAR Corp /Japan (b)	4,900	125,502
Resonac Holdings Corp	49,673	1,194,545
Sakata INX Corp	11,100	157,889
Sanyo Chemical Industries Ltd	3,300	86,482
Shikoku Kasei Holdings Corp	7,600	105,180
Shin-Etsu Polymer Co Ltd	10,500	123,978
Sumitomo Bakelite Co Ltd	21,300	617,679
Sumitomo Chemical Co Ltd	422,500	1,056,711
T Hasegawa Co Ltd	8,900	183,631
Taiyo Holdings Co Ltd	10,800	469,013
Takasago International Corp	3,400	163,003
Teijin Ltd	49,400	419,886
Toagosei Co Ltd	23,300	228,401
Tokai Carbon Co Ltd	58,100	396,743
Tokuyama Corp	18,000	385,464
Tokyo Ohka Kogyo Co Ltd	27,100	742,258
Tosoh Corp	77,500	1,166,720
Toyobo Co Ltd	21,800	141,163
UBE Corp	27,500	420,966
Zacros Corp	4,100	106,844
Zeon Corp	36,000	382,086
		21,268,788
Construction Materials - 0.2%
Krosaki Harima Corp	5,200	119,091
Maeda Kosen Co Ltd	11,300	142,540
Mitani Sekisan Co Ltd	2,400	137,292
Shinagawa Refractories Co Ltd	6,700	76,544
Sumitomo Osaka Cement Co Ltd	8,300	216,034
Taiheiyo Cement Corp	31,700	774,648
		1,466,149
Containers & Packaging - 0.1%
FP Corp	12,900	229,969
Fuji Seal International Inc	11,500	211,275
Rengo Co Ltd	52,600	305,079
Toyo Seikan Group Holdings Ltd	30,200	625,466
		1,371,789
Metals & Mining - 0.6%
Aichi Steel Corp	8,400	127,847
ARE Holdings Inc	21,900	258,146
Daido Steel Co Ltd	35,900	276,446
Dowa Holdings Co Ltd	14,600	476,795
Kobe Steel Ltd	100,500	1,104,204
Kyoei Steel Ltd	4,800	68,975
Maruichi Steel Tube Ltd	16,800	406,147
Mitsubishi Materials Corp	34,700	529,996
Mitsui Mining & Smelting Co Ltd	15,500	655,583
Nippon Light Metal Holdings Co Ltd	15,100	175,220
Nittetsu Mining Co Ltd	3,000	147,367
Osaka Steel Co Ltd	3,400	57,548
Tokyo Steel Manufacturing Co Ltd	14,800	153,992
UACJ Corp	10,600	417,130
Yamato Kogyo Co Ltd	10,800	606,027
Yodogawa Steel Works Ltd	29,900	230,152
		5,691,575
Paper & Forest Products - 0.2%
Daio Paper Corp	23,700	132,034
Hokuetsu Corp (b)	28,700	193,131
Nippon Paper Industries Co Ltd	27,700	203,796
Oji Holdings Corp	214,500	1,045,444
		1,574,405
TOTAL MATERIALS		31,372,706

Real Estate - 3.3%
Diversified REITs - 1.0%
Activia Properties Inc	586	500,648
Daiwa House REIT Investment Corp	647	1,081,994
Hankyu Hanshin REIT Inc	183	193,678
Heiwa Real Estate REIT Inc	309	289,711
Hulic Reit Inc	360	392,524
KDX Realty Investment Corp	1,161	1,247,684
Mirai Corp	538	163,620
Mori Trust Reit Inc	741	360,563
NIPPON REIT Investment Corp	466	291,719
Nomura Real Estate Master Fund Inc	1,107	1,165,878
NTT UD REIT Investment Corp	406	349,751
Sekisui House Reit Inc	1,180	613,003
Star Asia Investment Corp	742	288,177
Takara Leben Real Estate Investment Corp	256	159,939
Tokyu REIT Inc	230	299,070
United Urban Investment Corp	829	910,224
		8,308,183
Hotel & Resort REITs - 0.2%
Hoshino Resorts REIT Inc	163	282,802
Invincible Investment Corp	2,154	958,033
Japan Hotel REIT Investment Corp	1,441	791,936
		2,032,771
Industrial REITs - 0.5%
CRE Logistics REIT Inc	157	155,454
GLP J-REIT	1,282	1,123,424
Industrial & Infrastructure Fund Investment Corp	685	560,484
Japan Logistics Fund Inc	706	438,235
LaSalle Logiport REIT	502	477,798
Mitsubishi Estate Logistics REIT Investment Corp	410	326,722
Mitsui Fudosan Logistics Park Inc	911	610,724
Nippon Prologis REIT Inc	1,913	1,032,375
SOSiLA Logistics REIT Inc	193	150,098
		4,875,314
Office REITs - 0.5%
Daiwa Office Investment Corp	146	339,199
Global One Real Estate Investment Corp	276	260,958
Ichigo Office REIT Investment Corp	281	177,972
Japan Excellent Inc	345	319,179
Japan Prime Realty Investment Corp	963	632,631
Japan Real Estate Investment Corp	1,793	1,454,313
Mori Hills REIT Investment Corp	397	358,784
Orix JREIT Inc	737	963,430
		4,506,466
Real Estate Management & Development - 0.6%
Goldcrest Co Ltd	4,000	87,529
Heiwa Real Estate Co Ltd	10,800	158,123
Ichigo Inc	56,700	150,110
Kasumigaseki Capital Co Ltd (b)	2,100	266,472
Katitas Co Ltd	14,400	241,462
Keihanshin Building Co Ltd	8,300	85,675
Leopalace21 Corp	46,000	216,758
Nomura Real Estate Holdings Inc	154,900	858,396
Relo Group Inc	25,500	292,822
Starts Corp Inc	9,000	272,137
Sun Frontier Fudousan Co Ltd	8,200	114,803
Tokyo Tatemono Co Ltd	53,000	886,949
Tokyu Fudosan Holdings Corp	162,100	1,143,073
Tosei Corp	8,200	158,117
		4,932,426
Residential REITs - 0.2%
Advance Residence Investment Corp	808	833,337
Comforia Residential REIT Inc	183	359,458
Daiwa Securities Living Investment Corporation	552	374,001
Nippon Accommodations Fund Inc	631	494,358
Samty Residential Investment Corp	107	70,065
		2,131,219
Retail REITs - 0.3%
AEON REIT Investment Corp	472	402,411
Frontier Real Estate Investment Corp	711	405,547
Fukuoka REIT Corp	202	241,826
Japan Metropolitan Fund Invest	2,013	1,464,102
		2,513,886
TOTAL REAL ESTATE		29,300,265

Utilities - 0.8%
Electric Utilities - 0.6%
Chugoku Electric Power Co Inc/The	88,700	482,954
Hokkaido Electric Power Co Inc	48,400	289,937
Hokuriku Electric Power Co	46,300	240,110
Kyushu Electric Power Co Inc	120,000	1,063,812
Shikoku Electric Power Co Inc	47,700	396,924
Tohoku Electric Power Co Inc	134,300	942,208
Tokyo Electric Power Co Holdings Inc (c)	431,000	1,632,001
		5,047,946
Gas Utilities - 0.1%
K&O Energy Group Inc	3,600	68,859
Nippon Gas Co Ltd	29,000	527,555
Shizuoka Gas Co Ltd	10,700	80,422
Toho Gas Co Ltd	19,600	547,315
		1,224,151
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co Ltd	41,500	718,183
TOTAL UTILITIES		6,990,280

TOTAL JAPAN		310,057,909
LUXEMBOURG - 0.2%
Communication Services - 0.2%
Media - 0.2%
RTL Group SA (Germany)	11,085	437,697
SES SA Series A depository receipt	102,832	709,392
		1,147,089
Materials - 0.0%
Metals & Mining - 0.0%
APERAM SA	12,232	361,263
TOTAL LUXEMBOURG		1,508,352
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
SJM Holdings Ltd (b)(c)	786,000	310,904
Wynn Macau Ltd	456,000	377,938

TOTAL MACAU		688,842
NETHERLANDS - 1.1%
Communication Services - 0.0%
Media - 0.0%
Havas NV	178,744	288,737
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Basic-Fit NV (b)(c)(d)(e)	14,227	402,974
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Redcare Pharmacy NV (b)(c)(d)(e)	4,421	492,669
Sligro Food Group NV	6,155	77,967
		570,636
Energy - 0.2%
Energy Equipment & Services - 0.1%
SBM Offshore NV	39,868	1,040,070
Oil, Gas & Consumable Fuels - 0.1%
Koninklijke Vopak NV	16,662	796,334
TOTAL ENERGY		1,836,404

Financials - 0.1%
Capital Markets - 0.1%
Flow Traders Ltd (c)	9,505	284,194
Van Lanschot Kempen NV depository receipt	8,004	523,388
		807,582
Health Care - 0.0%
Biotechnology - 0.0%
Pharming Group NV (b)(c)	191,176	211,189
Pharmaceuticals - 0.0%
Pharvaris NV (b)(c)	6,184	122,938
TOTAL HEALTH CARE		334,127

Industrials - 0.5%
Air Freight & Logistics - 0.0%
PostNL NV (b)	87,851	96,095
Construction & Engineering - 0.3%
Fugro NV	30,649	438,957
Koninklijke BAM Groep NV	76,726	672,460
Koninklijke Heijmans N.V depository receipt	7,108	454,252
		1,565,669
Electrical Equipment - 0.0%
TKH Group NV depository receipt	10,574	436,344
Machinery - 0.1%
Aalberts NV	28,183	905,694
Professional Services - 0.1%
Arcadis NV	20,491	1,022,831
Brunel International NV (b)	5,618	58,598
		1,081,429
TOTAL INDUSTRIALS		4,085,231

Information Technology - 0.0%
Software - 0.0%
TomTom NV (c)	15,287	92,286
Materials - 0.1%
Chemicals - 0.1%
Corbion NV	14,539	276,753
OCI NV	29,207	243,983
		520,736
Metals & Mining - 0.0%
AMG Critical Materials NV	8,995	254,574
TOTAL MATERIALS		775,310

Real Estate - 0.1%
Retail REITs - 0.1%
Eurocommercial Properties NV	12,067	369,748
Wereldhave NV	10,968	225,050
		594,798
TOTAL NETHERLANDS		9,788,085
NEW ZEALAND - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Spark New Zealand Ltd	534,902	764,843
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Ryman Healthcare Ltd (c)	253,933	373,261
Industrials - 0.1%
Building Products - 0.1%
Fletcher Building Ltd (c)	306,484	546,742
Passenger Airlines - 0.0%
Air New Zealand Ltd	450,644	152,897
TOTAL INDUSTRIALS		699,639

Real Estate - 0.1%
Industrial REITs - 0.1%
Goodman Property Trust	299,789	352,493
Retail REITs - 0.0%
Kiwi Property Group Ltd	458,745	263,021
TOTAL REAL ESTATE		615,514

Utilities - 0.1%
Electric Utilities - 0.1%
Mercury NZ Ltd	199,072	725,378
TOTAL NEW ZEALAND		3,178,635
NIGERIA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Airtel Africa PLC (d)(e)	259,987	701,124
NORWAY - 1.8%
Communication Services - 0.2%
Media - 0.2%
Vend Marketplaces ASA A Shares	20,211	803,068
Vend Marketplaces ASA B Shares	27,932	1,052,580
		1,855,648
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (d)(e)	45,544	428,626
Consumer Staples - 0.1%
Food Products - 0.1%
Austevoll Seafood ASA	25,262	233,349
Grieg Seafood ASA (b)(c)	14,380	96,180
Leroy Seafood Group ASA	77,344	352,954
		682,483
Energy - 0.3%
Energy Equipment & Services - 0.1%
Aker Solutions ASA	81,824	244,078
BW Offshore Ltd	25,783	87,159
DOF Group ASA A Shares	42,596	391,611
Odfjell Drilling Ltd	26,514	189,776
TGS ASA	56,119	415,246
		1,327,870
Oil, Gas & Consumable Fuels - 0.2%
BLUENORD ASA	6,615	317,355
DNO ASA A Shares	123,085	169,174
FLEX LNG Ltd (b)	8,946	223,245
Frontline PLC (Norway) (b)	41,076	761,234
		1,471,008
TOTAL ENERGY		2,798,878

Financials - 0.6%
Banks - 0.3%
SpareBank 1 Nord Norge	26,482	379,913
Sparebank 1 Oestlandet	13,213	246,427
SpareBank 1 SMN	36,692	683,679
SpareBank 1 Sor-Norge ASA	58,127	1,019,880
		2,329,899
Insurance - 0.3%
Protector Forsikring ASA	15,270	747,349
Storebrand ASA A Shares	119,309	1,699,848
		2,447,197
TOTAL FINANCIALS		4,777,096

Industrials - 0.5%
Construction & Engineering - 0.0%
Norconsult Norge AS	30,487	127,978
Industrial Conglomerates - 0.0%
Aker ASA A Shares	6,350	437,923
Machinery - 0.2%
AutoStore Holdings Ltd (c)(d)(e)	333,117	235,692
Hexagon Composites ASA (c)	43,258	72,050
TOMRA Systems ASA	62,775	877,382
		1,185,124
Marine Transportation - 0.3%
Golden Ocean Group Ltd (Norway)	31,912	264,218
Hoegh Autoliners ASA	29,404	297,206
MPC Container Ships ASA	105,944	195,160
Odfjell SE A Shares	5,262	64,943
Stolt-Nielsen Ltd	6,526	191,575
Wallenius Wilhelmsen ASA (b)	30,856	277,113
Wilh Wilhelmsen Holding ASA A Shares	2,800	129,049
		1,419,264
Passenger Airlines - 0.0%
Norwegian Air Shuttle ASA (c)	132,078	217,496
TOTAL INDUSTRIALS		3,387,785

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Kitron ASA	54,839	335,759
Norbit ASA	9,667	193,084
		528,843
Semiconductors & Semiconductor Equipment - 0.1%
Nordic Semiconductor ASA (c)	49,391	679,331
TOTAL INFORMATION TECHNOLOGY		1,208,174

Materials - 0.0%
Chemicals - 0.0%
Elkem ASA (b)(d)(e)	81,211	189,464
Containers & Packaging - 0.0%
Elopak ASA	37,321	181,214
TOTAL MATERIALS		370,678

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Entra ASA (c)(d)(e)	12,476	153,254
TOTAL NORWAY		15,662,622
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Hochschild Mining PLC	92,847	341,860
PORTUGAL - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NOS SGPS SA	59,926	247,562
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sonae SGPS SA	224,055	323,194
Financials - 0.3%
Banks - 0.3%
Banco Comercial Portugues SA	2,349,970	1,935,177
Industrials - 0.0%
Air Freight & Logistics - 0.0%
CTT-Correios de Portugal SA	20,794	175,603
Construction & Engineering - 0.0%
Mota-Engil SGPS SA	24,999	128,209
TOTAL INDUSTRIALS		303,812

Materials - 0.1%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	11,434	101,778
Paper & Forest Products - 0.1%
Altri SGPS SA (b)	20,394	111,248
Navigator Co SA/The (b)	58,639	207,449
Semapa-Sociedade de Investimento e Gestao	4,484	87,810
		406,507
TOTAL MATERIALS		508,285

Utilities - 0.0%
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	111,048	377,016
TOTAL PORTUGAL		3,695,046
SINGAPORE - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NETLINK NBN TRUST (e)	811,400	558,994
Wireless Telecommunication Services - 0.0%
StarHub Ltd	163,400	153,708
TOTAL COMMUNICATION SERVICES		712,702

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Olam Group Ltd	265,100	210,855
Sheng Siong Group Ltd	188,800	304,777
		515,632
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BW LPG Ltd (b)(d)(e)	26,513	356,201
Hafnia Ltd	84,932	469,403
		825,604
Financials - 0.1%
Capital Markets - 0.1%
iFAST Corp Ltd	42,600	296,399
Yangzijiang Financial Holding Ltd	629,200	465,232
		761,631
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Riverstone Holdings Ltd	146,000	79,187
Health Care Providers & Services - 0.0%
Raffles Medical Group Ltd	208,200	158,275
TOTAL HEALTH CARE		237,462

Industrials - 0.3%
Air Freight & Logistics - 0.0%
Singapore Post Ltd	414,100	155,582
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	616,000	724,186
Machinery - 0.1%
Seatrium Ltd	627,000	1,089,703
Transportation Infrastructure - 0.1%
SATS Ltd	254,958	622,109
SIA Engineering Co Ltd	78,500	185,494
		807,603
TOTAL INDUSTRIALS		2,777,074

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Venture Corp Ltd	78,200	775,685
Semiconductors & Semiconductor Equipment - 0.0%
UMS Integration Ltd	156,300	182,005
TOTAL INFORMATION TECHNOLOGY		957,690

Materials - 0.0%
Chemicals - 0.0%
Keppel Infrastructure Trust	1,304,130	440,975
Real Estate - 1.2%
Diversified REITs - 0.1%
Mapletree Pan Asia Commercial Trust	673,600	667,474
Stoneweg Europe Stapled Trust unit	100,290	179,567
Suntec Real Estate Investment Trust	543,700	483,922
		1,330,963
Health Care REITs - 0.0%
Parkway Life Real Estate Investment Trust	126,800	392,783
Hotel & Resort REITs - 0.1%
CapitaLand Ascott Trust unit	759,700	522,928
CDL Hospitality Trusts unit	226,100	138,837
Far East Hospitality Trust unit	283,500	130,746
Frasers Hospitality Trust unit	217,500	116,963
		909,474
Industrial REITs - 0.4%
AIMS APAC REIT	154,173	164,803
ESR-REIT	179,286	379,679
Frasers Logistics & Commercial Trust (e)	785,400	530,429
Mapletree Industrial Trust	603,045	940,087
Mapletree Logistics Trust	1,005,475	894,134
		2,909,132
Office REITs - 0.1%
Keppel REIT	769,900	561,920
Real Estate Management & Development - 0.3%
Capitaland India Trust	241,665	221,130
City Developments Ltd	143,200	677,934
Hong Fok Corp Ltd	88,300	54,952
UOL Group Ltd	132,100	698,307
		1,652,323
Retail REITs - 0.1%
CapitaLand China Trust	337,200	196,910
Frasers Centrepoint Trust	381,294	650,222
Lendlease Global Commercial REIT	480,683	202,941
Starhill Global REIT	420,911	174,607
		1,224,680
Specialized REITs - 0.1%
Digital Core REIT Management Pte Ltd	255,300	133,516
Keppel DC REIT	510,392	928,823
		1,062,339
TOTAL REAL ESTATE		10,043,614

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	5,134	244,958
TOTAL SINGAPORE		17,517,342
SOUTH AFRICA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Pan African Resources PLC	564,075	396,311
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scatec ASA (b)(c)(d)(e)	35,257	350,909
TOTAL SOUTH AFRICA		747,220
SPAIN - 1.5%
Communication Services - 0.0%
Media - 0.0%
Atresmedia Corp de Medios de Comunicacion SA	24,377	137,982
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
CIE Automotive SA	11,595	348,669
Gestamp Automocion SA (d)(e)	39,386	148,596
		497,265
Hotels, Restaurants & Leisure - 0.1%
eDreams ODIGEO SA (c)	24,789	235,083
HBX Group International PLC (c)	20,855	203,726
Melia Hotels International SA	32,089	285,636
		724,445
Household Durables - 0.0%
Neinor Homes SA (d)(e)	9,983	194,585
TOTAL CONSUMER DISCRETIONARY		1,416,295

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Distribuidora Internacional de Alimentacion SA (c)	4,035	132,156
Food Products - 0.1%
Viscofan SA	11,564	791,810
TOTAL CONSUMER STAPLES		923,966

Energy - 0.0%
Energy Equipment & Services - 0.0%
Tecnicas Reunidas SA (c)	13,311	328,419
Financials - 0.1%
Banks - 0.1%
Unicaja Banco SA (d)(e)	291,778	767,845
Insurance - 0.0%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	150,663	232,458
TOTAL FINANCIALS		1,000,303

Health Care - 0.1%
Biotechnology - 0.0%
Pharma Mar SA	3,793	347,151
Pharmaceuticals - 0.1%
Almirall SA	21,387	258,224
Laboratorios Farmaceuticos Rovi SA	5,902	365,057
		623,281
TOTAL HEALTH CARE		970,432

Industrials - 0.4%
Air Freight & Logistics - 0.1%
Logista Integral SA	17,005	538,714
Commercial Services & Supplies - 0.1%
Befesa SA (d)(e)	9,410	283,287
Prosegur Cash SA (d)(e)	83,530	71,588
Prosegur Comp Securidad SA	37,027	109,864
		464,739
Construction & Engineering - 0.1%
Sacyr SA	158,132	647,852
Machinery - 0.1%
Construcciones y Auxiliar de Ferrocarriles SA	5,203	315,290
Fluidra SA	27,116	679,548
Talgo SA (b)(c)(d)(e)	19,005	65,825
		1,060,663
TOTAL INDUSTRIALS		2,711,968

Information Technology - 0.1%
IT Services - 0.1%
Indra Sistemas SA (b)	22,453	931,153
Materials - 0.1%
Containers & Packaging - 0.1%
Vidrala SA	6,157	663,992
Metals & Mining - 0.0%
ATALAYA MINING COPPER SA	31,653	191,456
Paper & Forest Products - 0.0%
Ence Energia y Celulosa SA (b)	33,790	106,428
TOTAL MATERIALS		961,876

Real Estate - 0.2%
Diversified REITs - 0.2%
Merlin Properties Socimi SA	110,993	1,542,783
Office REITs - 0.0%
Inmobiliaria Colonial Socimi SA	89,237	593,202
Real Estate Management & Development - 0.0%
Aedas Homes SL (d)(e)	2,412	58,217
TOTAL REAL ESTATE		2,194,202

Utilities - 0.2%
Gas Utilities - 0.1%
Enagas SA	66,214	991,014
Independent Power and Renewable Electricity Producers - 0.1%
Audax Renovables SA	44,509	73,448
Grenergy Renovables SA (c)	3,666	271,518
Solaria Energia y Medio Ambiente SA (b)(c)	22,678	291,669
		636,635
TOTAL UTILITIES		1,627,649

TOTAL SPAIN		13,204,245
SWEDEN - 4.9%
Communication Services - 0.1%
Entertainment - 0.1%
Embracer Group AB B Shares (c)	38,818	402,803
Modern Times Group MTG AB B Shares (c)	24,662	253,945
Paradox Interactive AB	10,186	174,393
		831,141
Interactive Media & Services - 0.0%
Hemnet Group AB	24,688	713,207
Media - 0.0%
Storytel AB B Shares	14,796	129,229
TOTAL COMMUNICATION SERVICES		1,673,577

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Dometic Group AB (d)	84,257	427,600
Broadline Retail - 0.0%
Boozt AB (c)(d)(e)	15,906	141,768
Rusta AB	14,936	116,949
		258,717
Distributors - 0.0%
MEKO AB	11,027	96,535
Diversified Consumer Services - 0.0%
AcadeMedia AB (d)(e)	22,182	203,256
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares	33,258	564,308
Scandic Hotels Group AB (d)(e)	42,531	353,656
SkiStar AB B Shares	11,460	180,986
		1,098,950
Household Durables - 0.1%
Electrolux AB B Shares (c)	62,861	384,130
JM AB	16,858	242,126
		626,256
Leisure Products - 0.3%
Asmodee Group AB B Shares	37,510	473,758
MIPS AB (e)	7,652	325,645
Thule Group AB (d)(e)	30,569	867,490
		1,666,893
Specialty Retail - 0.1%
Bilia AB A Shares	17,530	206,114
Clas Ohlson AB B Shares	10,911	380,075
Synsam AB	36,910	201,720
		787,909
Textiles, Apparel & Luxury Goods - 0.0%
New Wave Group AB B Shares	26,751	321,365
TOTAL CONSUMER DISCRETIONARY		5,487,481

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.1%
Axfood AB B Shares	30,544	911,398
Food Products - 0.2%
AAK AB	51,170	1,320,381
Cloetta AB B Shares	50,963	164,094
		1,484,475
TOTAL CONSUMER STAPLES		2,395,873

Financials - 0.5%
Banks - 0.0%
Norion Bank AB (c)	14,005	89,702
Capital Markets - 0.4%
Avanza Bank Holding AB	35,542	1,313,594
Bure Equity AB	15,962	472,537
Nordnet AB	39,108	1,058,674
Ratos AB B Shares	57,339	203,484
		3,048,289
Consumer Finance - 0.0%
Hoist Finance AB (d)(e)	12,776	126,204
Financial Services - 0.1%
Creades AB A Shares	14,459	115,725
Kinnevik AB B Shares (c)	69,446	624,849
Svolder AB B Shares	24,714	139,358
		879,932
TOTAL FINANCIALS		4,144,127

Health Care - 0.9%
Biotechnology - 0.1%
BioArctic AB B Shares (b)(c)(d)(e)	10,267	225,912
BioGaia AB B Shares	24,428	245,796
BoneSupport Holding AB (c)(d)(e)	16,014	540,821
Vitrolife AB	20,687	304,306
		1,316,835
Health Care Equipment & Supplies - 0.3%
Arjo AB B Shares	59,925	209,723
Elekta AB B Shares	105,232	519,428
Getinge AB B Shares	64,410	1,270,534
Surgical Science Sweden AB (c)	10,012	151,368
Vimian Group AB (c)	50,388	172,022
Xvivo Perfusion AB (c)	6,964	142,420
		2,465,495
Health Care Providers & Services - 0.1%
Ambea AB (d)(e)	23,348	293,602
Attendo AB (d)(e)	29,019	203,652
Medicover Ab B Shares	18,805	528,271
		1,025,525
Health Care Technology - 0.2%
RaySearch Laboratories AB B Shares	8,278	284,551
Sectra AB B Shares	38,565	1,430,048
		1,714,599
Life Sciences Tools & Services - 0.1%
AddLife AB B Shares	33,360	589,212
Pharmaceuticals - 0.1%
Camurus AB (c)	10,005	700,097
SwedenCare AB	15,646	60,655
		760,752
TOTAL HEALTH CARE		7,872,418

Industrials - 1.0%
Aerospace & Defense - 0.1%
INVISIO AB	9,985	323,849
Mildef Group AB	11,016	194,454
		518,303
Building Products - 0.1%
Inwido AB	14,470	269,763
Lindab International AB	19,734	415,272
Munters Group AB (d)(e)	36,917	520,423
		1,205,458
Commercial Services & Supplies - 0.2%
Bravida Holding AB (d)(e)	58,278	547,105
Loomis AB	20,023	792,800
Sdiptech AB B Shares (c)	8,606	173,364
		1,513,269
Construction & Engineering - 0.3%
Instalco AB (e)	67,709	177,758
NCC AB B Shares	23,236	441,019
Peab AB B Shares	47,238	355,639
Sweco AB B Shares	56,337	887,995
		1,862,411
Electrical Equipment - 0.0%
AQ Group AB	16,498	336,895
Hexatronic Group AB (b)(c)	47,684	101,756
		438,651
Industrial Conglomerates - 0.1%
Nolato AB B Shares	55,858	331,237
Storskogen Group AB B Shares	397,302	463,081
		794,318
Machinery - 0.2%
Alimak Group AB (d)(e)	19,537	334,889
Electrolux Professional AB B Shares	65,934	448,574
Engcon AB B Shares	11,465	89,947
Husqvarna AB B Shares	100,261	545,281
Troax Group AB	10,687	149,782
VBG Group AB B Shares	5,004	144,049
		1,712,522
Professional Services - 0.0%
AFRY AB B Shares	28,020	434,214
Trading Companies & Distributors - 0.0%
Bufab AB	36,980	367,411
TOTAL INDUSTRIALS		8,846,557

Information Technology - 0.4%
Communications Equipment - 0.0%
HMS Networks AB (c)	9,405	396,212
Electronic Equipment, Instruments & Components - 0.2%
Mycronic AB	44,407	966,686
Ncab Group Ab (c)	51,460	279,135
		1,245,821
IT Services - 0.1%
Addnode Group AB B Shares	34,446	395,508
Atea ASA	21,741	300,291
		695,799
Software - 0.1%
Truecaller AB B Shares	75,278	376,804
Vitec Software Group AB B Shares	9,602	373,320
Yubico AB (b)(c)	13,169	181,743
		931,867
TOTAL INFORMATION TECHNOLOGY		3,269,699

Materials - 0.4%
Chemicals - 0.1%
Hexpol AB B Shares	74,577	643,362
Containers & Packaging - 0.1%
Billerud Aktiebolag	63,593	540,809
Metals & Mining - 0.2%
Alleima AB	52,271	370,304
Granges AB	29,528	396,954
SSAB AB A Shares	61,531	355,763
SSAB AB B Shares	179,949	1,020,218
		2,143,239
TOTAL MATERIALS		3,327,410

Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Atrium Ljungberg AB B Shares	71,936	233,277
Castellum AB	118,522	1,352,392
Catena AB	12,856	581,782
Cibus Nordic Real Estate AB publ	17,875	316,808
Corem Property Group AB B Shares	161,170	71,947
Dios Fastigheter AB	29,297	192,735
Fabege AB	61,266	513,510
FastPartner AB A Shares	15,515	79,404
Hufvudstaden AB A Shares	30,961	375,103
Intea Fastigheter AB B Shares	18,342	143,150
NP3 Fastigheter AB	9,444	250,348
Nyfosa AB	46,194	401,574
Pandox AB B Shares	30,778	549,582
Platzer Fastigheter Holding AB B Shares	16,850	120,317
Samhallsbyggnadsbolaget i Norden AB B Shares (c)	295,809	148,550
Wallenstam AB B Shares	109,595	497,749
Wihlborgs Fastigheter AB	78,049	767,793
		6,596,021
TOTAL SWEDEN		43,613,163
SWITZERLAND - 4.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sunrise Communications AG Series A	18,681	995,286
Media - 0.0%
TX Group AG	924	251,405
TOTAL COMMUNICATION SERVICES		1,246,691

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoneum Holding AG	717	127,466
Specialty Retail - 0.0%
Mobilezone Holding AG	10,955	154,024
TOTAL CONSUMER DISCRETIONARY		281,490

Consumer Staples - 0.1%
Food Products - 0.1%
Aryzta AG (c)	6,680	630,786
Emmi AG	608	554,667
		1,185,453
Financials - 0.5%
Banks - 0.0%
Valiant Holding AG	4,380	691,309
Capital Markets - 0.4%
EFG International AG	26,108	518,785
Swissquote Group Holding SA	3,032	2,032,533
Vontobel Holding AG	8,065	589,795
		3,141,113
Consumer Finance - 0.1%
Cembra Money Bank AG	8,422	947,183
TOTAL FINANCIALS		4,779,605

Health Care - 0.8%
Biotechnology - 0.1%
Basilea Pharmaceutica Ag Allschwil (c)	3,653	260,848
Kuros Biosciences AG (c)	7,460	275,899
		536,747
Health Care Equipment & Supplies - 0.1%
Medacta Group SA (d)(e)	1,944	356,131
Medmix AG (d)(e)	7,023	103,410
Metall Zug AG Series B	53	65,251
Ypsomed Holding AG	1,165	562,958
		1,087,750
Health Care Providers & Services - 0.2%
Galenica AG (d)(e)	13,986	1,487,707
Life Sciences Tools & Services - 0.4%
Bachem Holding AG Series B (b)	9,551	814,290
Siegfried Holding AG	11,497	1,295,138
SKAN Group AG	3,438	316,604
Tecan Group AG	3,639	725,784
		3,151,816
Pharmaceuticals - 0.0%
Dottikon Es Holding AG (c)	971	380,151
TOTAL HEALTH CARE		6,644,171

Industrials - 2.4%
Building Products - 0.5%
Arbonia Ag	14,169	96,815
Belimo Holding AG	2,776	3,258,745
dormakaba Holding AG Series B	894	866,209
Forbo Holding AG	267	254,755
Schweiter Technologies AG	282	131,409
Zehnder Group AG	2,587	229,319
		4,837,252
Construction & Engineering - 0.1%
Burkhalter Holding AG	2,043	368,230
Implenia AG	3,358	227,381
		595,611
Electrical Equipment - 0.4%
Accelleron Industries AG	26,671	2,441,353
Huber + Suhner AG	3,985	534,768
R&S Group Holding AG Series A	6,662	305,521
		3,281,642
Machinery - 0.9%
Bucher Industries AG	1,876	889,209
Burckhardt Compression Holding AG	914	816,946
Bystronic AG	425	210,603
Daetwyler Holdings Ag	2,188	391,133
Georg Fischer AG	22,023	1,733,913
Interroll Holding AG	208	586,420
Kardex Holding AG	1,759	679,995
Komax Holding AG (b)(c)	1,050	144,266
OC Oerlikon Corp AG Pfaffikon	54,429	267,237
Rieter Holding AG (b)	689	52,592
Sfs Group Ag	4,955	644,196
Stadler Rail AG	15,275	406,205
Sulzer AG	5,332	1,031,936
		7,854,651
Professional Services - 0.2%
Adecco Group AG	47,551	1,506,879
Trading Companies & Distributors - 0.1%
Bossard Holding AG Series A	1,566	333,154
DKSH Holding AG	10,142	706,725
		1,039,879
Transportation Infrastructure - 0.2%
Flughafen Zurich Ag Kloten	5,593	1,583,737
TOTAL INDUSTRIALS		20,699,651

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
ALSO Holding AG	1,607	487,689
Comet Holding AG	2,096	534,677
Inficon Holding AG	4,869	589,855
Landis+Gyr Group AG	7,261	598,044
LEM Holding SA (c)	142	116,082
Sensirion Holding AG (c)(d)(e)	2,598	259,400
		2,585,747
Semiconductors & Semiconductor Equipment - 0.0%
u-blox Holding AG (c)	1,951	244,040
TOTAL INFORMATION TECHNOLOGY		2,829,787

Materials - 0.1%
Chemicals - 0.1%
Clariant AG	61,514	636,156
Containers & Packaging - 0.0%
Vetropack Holding AG Series A	3,696	136,965
TOTAL MATERIALS		773,121

Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Allreal Holding AG	4,202	951,885
Hiag Immobilien Holding AG	1,262	168,111
International Workplace Group PLC	214,215	626,347
Intershop Holding AG	1,575	292,022
Mobimo Holding AG	2,048	803,063
PSP Swiss Property AG	12,876	2,189,198
		5,030,626
TOTAL SWITZERLAND		43,470,595
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (c)	211,633	332,597
UKRAINE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ferrexpo PLC (c)	82,983	50,686
UNITED KINGDOM - 12.2%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.0%
Gamma Communications PLC	24,725	355,265
Interactive Media & Services - 0.5%
Baltic Classifieds Group PLC	130,945	619,098
MONY Group PLC	140,027	371,703
Rightmove PLC	219,202	2,369,759
Trustpilot Group PLC (c)(d)(e)	97,416	322,403
		3,682,963
Media - 0.2%
4imprint Group PLC	7,817	371,131
Future PLC	28,059	264,395
ITV PLC	947,399	1,029,723
YouGov PLC	32,932	135,694
		1,800,943
TOTAL COMMUNICATION SERVICES		5,839,171

Consumer Discretionary - 2.3%
Automobile Components - 0.0%
AB Dynamics PLC	5,170	98,661
Dowlais Group PLC	374,195	347,409
		446,070
Automobiles - 0.0%
Aston Martin Lagonda Global Holdings PLC (b)(c)(d)(e)	81,142	74,636
Broadline Retail - 0.1%
B&M European Value Retail SA	283,778	840,987
Thg PLC (b)(c)	183,040	73,293
		914,280
Distributors - 0.1%
Inchcape PLC	92,496	857,527
Diversified Consumer Services - 0.0%
Auction Technology Group PLC (c)	26,522	172,504
ME Group International PLC	62,099	182,885
		355,389
Hotels, Restaurants & Leisure - 0.5%
Deliveroo PLC Class A (c)(d)(e)	277,355	649,430
Domino's Pizza Group PLC	98,447	312,294
Greggs PLC	28,965	604,392
Hollywood Bowl Group PLC	45,783	148,740
J D Wetherspoon PLC	24,403	242,676
Just Eat Takeaway.com NV (c)(d)(e)	49,804	1,139,000
Mitchells & Butlers PLC (c)	75,152	274,425
Playtech Plc	70,613	371,155
SSP Group Plc	227,823	514,495
Trainline PLC (c)(d)(e)	120,813	436,853
Young & Co's Brewery PLC Class A	9,028	107,662
		4,801,122
Household Durables - 0.8%
Bellway PLC	33,529	1,102,574
Berkeley Group Holdings PLC	28,090	1,350,900
Crest Nicholson Holdings plc	62,940	151,863
Persimmon PLC	90,418	1,367,251
Taylor Wimpey PLC	1,000,024	1,345,518
Vistry Group PLC (c)	92,832	715,240
		6,033,346
Leisure Products - 0.2%
Games Workshop Group PLC	9,280	1,996,442
Specialty Retail - 0.3%
AO World PLC (c)	89,256	109,743
ASOS PLC (b)(c)	12,048	49,325
boohoo Group PLC (c)	212,926	48,984
Currys PLC (c)	292,032	435,424
Dunelm Group PLC	37,391	600,466
Frasers Group PLC (c)	31,542	286,801
Moonpig Group PLC	88,600	250,401
Pets at Home Group Plc	131,106	396,156
Watches of Switzerland Group PLC (c)(d)	62,689	290,263
WH Smith PLC	36,858	498,934
		2,966,497
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC (c)	101,330	1,718,850
Coats Group PLC	540,419	528,141
Dr Martens PLC	162,891	173,926
		2,420,917
TOTAL CONSUMER DISCRETIONARY		20,866,226

Consumer Staples - 0.4%
Beverages - 0.1%
AG Barr PLC	31,033	282,378
Fevertree Drinks PLC	29,433	370,438
		652,816
Consumer Staples Distribution & Retail - 0.0%
Ocado Group PLC (c)	154,838	645,974
Food Products - 0.3%
Bakkavor Group PLC (d)(e)	55,747	173,012
Cranswick PLC	15,192	1,065,362
Hilton Food Group PLC	22,396	251,407
Premier Foods PLC	180,818	460,401
Tate & Lyle PLC	106,804	756,032
		2,706,214
TOTAL CONSUMER STAPLES		4,005,004

Energy - 0.3%
Energy Equipment & Services - 0.2%
Hunting PLC	38,729	161,114
John Wood Group PLC (c)(f)	187,593	45,684
Paratus Energy Services Ltd	23,330	88,954
Subsea 7 SA	63,498	1,239,411
		1,535,163
Oil, Gas & Consumable Fuels - 0.1%
Harbour Energy PLC	159,855	420,536
Serica Energy PLC	69,793	154,849
TORM PLC Series A	16,490	304,299
Yellow Cake PLC (b)(c)(d)(e)	62,201	402,350
		1,282,034
TOTAL ENERGY		2,817,197

Financials - 2.6%
Banks - 0.0%
Metro Bank Holdings PLC (c)	93,262	158,885
Capital Markets - 1.8%
Aberdeen Group PLC	520,052	1,377,734
AJ Bell PLC	92,666	659,013
Allfunds Group Plc	86,622	603,003
Alpha Group International PLC (e)	10,061	553,406
Ashmore Group PLC	124,089	286,459
Bridgepoint Group PLC (d)(e)	68,632	297,114
CMC Markets PLC (d)(e)	31,521	94,704
Foresight Group Holdings Ltd	18,582	113,622
ICG PLC	82,157	2,363,144
IG Group Holdings PLC	98,091	1,463,846
Integrafin Holdings Ltd (e)	85,512	405,988
Investec PLC	172,953	1,282,524
IP Group PLC (c)	265,263	195,829
Jupiter Fund Management PLC	125,226	213,009
Man Group Plc/Jersey	334,961	729,462
Molten Ventures PLC (c)	43,463	203,653
Ninety One PLC	77,589	192,947
Polar Capital Holdings PLC	24,054	151,052
Quilter PLC (d)(e)	398,684	890,875
Rathbones Group PLC	12,579	318,295
St James's Place PLC	151,640	2,620,447
TP ICAP Group PLC	214,111	866,677
XPS Pensions Group PLC (e)	52,104	254,601
		16,137,404
Financial Services - 0.2%
OSB Group PLC	103,856	762,595
Paragon Banking Group PLC	56,687	677,891
		1,440,486
Insurance - 0.6%
Beazley PLC	177,888	2,101,429
Hiscox Ltd	95,284	1,625,812
Just Group PLC	296,905	827,347
Lancashire Holdings Ltd	67,728	559,925
		5,114,513
TOTAL FINANCIALS		22,851,288

Health Care - 0.4%
Biotechnology - 0.1%
Genus PLC	18,850	621,112
Health Care Equipment & Supplies - 0.2%
Advanced Medical Solutions Group PLC	61,097	162,989
ConvaTec Group PLC (d)(e)	462,134	1,424,481
		1,587,470
Health Care Providers & Services - 0.1%
CVS Group PLC	20,664	335,120
Spire Healthcare Group PLC (d)(e)	78,856	227,028
		562,148
Health Care Technology - 0.0%
Craneware PLC	8,332	244,280
Life Sciences Tools & Services - 0.0%
Oxford Nanopore Technologies PLC (b)(c)	131,169	353,386
TOTAL HEALTH CARE		3,368,396

Industrials - 2.8%
Aerospace & Defense - 0.3%
Babcock International Group PLC	71,388	979,555
Chemring Group PLC	77,576	563,479
Cohort PLC	9,635	185,268
QinetiQ Group PLC	140,147	919,873
Senior PLC	115,721	308,710
		2,956,885
Building Products - 0.1%
Genuit Group PLC	69,322	357,045
Volution Group PLC	56,698	501,684
		858,729
Commercial Services & Supplies - 0.2%
Johnson Service Group PLC	115,025	214,494
Mitie Group PLC	337,072	626,777
Serco Group PLC	288,729	796,938
		1,638,209
Construction & Engineering - 0.3%
Balfour Beatty PLC	142,929	1,024,962
Keller Group PLC	20,778	365,507
Kier Group PLC	124,907	326,948
Morgan Sindall Group PLC	12,875	780,455
Renew Holdings PLC	22,150	246,597
		2,744,469
Electrical Equipment - 0.0%
DiscoverIE Group PLC	26,881	245,308
Volex PLC (b)	35,641	175,333
		420,641
Ground Transportation - 0.1%
Firstgroup PLC	165,900	491,651
Mobico Group PLC (c)	128,699	61,731
Zigup PLC	55,827	246,989
		800,371
Machinery - 0.9%
Bodycote PLC	50,025	420,507
IMI PLC	71,381	2,094,664
Judges Scientific PLC	1,576	124,881
Morgan Advanced Materials PLC	78,004	238,997
Rotork PLC	237,419	1,020,910
Vesuvius PLC	56,898	267,807
Weir Group PLC/The	73,003	2,570,329
		6,738,095
Marine Transportation - 0.0%
Clarkson PLC	8,377	382,230
Passenger Airlines - 0.1%
easyJet PLC	86,603	564,656
JET2 PLC	29,880	642,031
		1,206,687
Professional Services - 0.1%
GlobalData PLC	77,532	144,886
Hays PLC	457,518	385,493
Pagegroup PLC	82,596	290,154
Rws Holdings PLC	78,779	93,323
SThree PLC	35,329	98,680
		1,012,536
Trading Companies & Distributors - 0.7%
Ashtead Technology Holdings plc	22,625	100,396
Diploma PLC	37,813	2,686,650
Grafton Group PLC unit	49,964	587,266
Howden Joinery Group PLC	155,129	1,802,866
RS GROUP PLC	134,136	990,250
Travis Perkins PLC	60,735	436,742
		6,604,170
TOTAL INDUSTRIALS		25,363,022

Information Technology - 0.6%
Communications Equipment - 0.0%
Spirent Communications PLC	160,227	412,627
Electronic Equipment, Instruments & Components - 0.3%
Oxford Instruments PLC	16,640	399,077
Renishaw PLC	11,490	451,434
Spectris PLC	27,962	1,473,429
		2,323,940
IT Services - 0.2%
Computacenter PLC	18,186	551,438
Kainos Group PLC	24,143	235,945
NCC Group PLC	88,716	176,213
Softcat PLC	36,681	791,070
		1,754,666
Semiconductors & Semiconductor Equipment - 0.0%
Alphawave IP Group PLC (c)	104,254	238,192
Software - 0.1%
Alfa Financial Software Holdings PLC (d)(e)	37,441	113,232
Bytes Technology Group PLC	63,483	307,689
Cerillion PLC	6,136	123,173
GB Group PLC	70,083	216,579
		760,673
Technology Hardware, Storage & Peripherals - 0.0%
Raspberry PI Ltd (b)(c)	24,488	133,759
TOTAL INFORMATION TECHNOLOGY		5,623,857

Materials - 0.4%
Chemicals - 0.2%
Elementis PLC	170,190	391,085
Johnson Matthey PLC	44,945	1,049,425
Victrex PLC	24,143	219,046
		1,659,556
Construction Materials - 0.1%
Breedon Group PLC	79,167	379,105
Ibstock PLC (d)(e)	109,800	217,801
Marshalls PLC	69,816	190,859
SigmaRoc PLC (c)	287,950	438,845
		1,226,610
Metals & Mining - 0.1%
Hill & Smith PLC	22,347	603,532
TOTAL MATERIALS		3,489,698

Real Estate - 1.4%
Diversified REITs - 0.1%
British Land Co PLC/The	282,038	1,302,167
Health Care REITs - 0.1%
Assura PLC	919,773	605,649
Primary Health Properties PLC	352,425	447,511
Target Healthcare REIT PLC	169,449	222,663
		1,275,823
Industrial REITs - 0.4%
LondonMetric Property PLC	648,975	1,637,002
Tritax Big Box REIT PLC	627,252	1,170,501
		2,807,503
Office REITs - 0.2%
Derwent London PLC	30,178	769,194
Great Portland Estates PLC	95,895	429,955
Workspace Group PLC	36,711	192,717
		1,391,866
Real Estate Management & Development - 0.1%
Grainger PLC	200,722	544,747
Savills PLC	39,229	507,198
		1,051,945
Residential REITs - 0.2%
Empiric Student Property PLC	185,858	236,617
Home Reit PLC (c)(f)	235,236	94,566
PRS REIT Plc/The	141,518	197,736
UNITE Group PLC/The	110,341	1,090,728
		1,619,647
Retail REITs - 0.2%
Hammerson PLC	137,879	540,807
Shaftesbury Capital PLC	411,893	860,555
Supermarket Income Reit PLC	346,124	365,687
		1,767,049
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	53,042	655,668
Safestore Holdings PLC	62,242	553,616
		1,209,284
TOTAL REAL ESTATE		12,425,284

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.1%
Drax Group PLC	100,758	941,442
Multi-Utilities - 0.1%
Telecom Plus PLC	19,282	470,589
Water Utilities - 0.1%
Pennon Group PLC	132,892	874,711
TOTAL UTILITIES		2,286,742

TOTAL UNITED KINGDOM		108,935,885
UNITED STATES - 0.8%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Carnival PLC (c)	38,991	1,060,984
Household Durables - 0.0%
JS Global Lifestyle Co Ltd (b)(c)(d)(e)	237,500	52,822
TOTAL CONSUMER DISCRETIONARY		1,113,806

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Diversified Energy Co PLC (b)(e)	15,755	236,989
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Inmode Ltd (c)	16,202	221,320
Life Sciences Tools & Services - 0.0%
PolyPeptide Group AG (c)(d)(e)	4,199	117,091
TOTAL HEALTH CARE		338,411

Industrials - 0.2%
Building Products - 0.1%
Reliance Worldwide Corp Ltd	221,486	608,865
Electrical Equipment - 0.1%
Signify NV (d)(e)	36,559	880,316
Professional Services - 0.0%
Fiverr International Ltd (c)	8,398	185,428
TOTAL INDUSTRIALS		1,674,609

Information Technology - 0.1%
Software - 0.1%
Bitdeer Technologies Group Class A (b)(c)	23,994	309,283
Riskified Ltd Class A (b)(c)	23,919	121,986
Sinch AB (c)(d)(e)	181,161	624,952
Vobile Group Ltd (b)(c)(e)	475,000	210,236
		1,266,457
Materials - 0.4%
Construction Materials - 0.3%
Buzzi SpA	24,468	1,276,634
RHI Magnesita NV	4,582	144,927
		1,421,561
Metals & Mining - 0.1%
Acerinox SA	53,075	613,566
Sims Ltd	46,662	452,780
		1,066,346
TOTAL MATERIALS		2,487,907

TOTAL UNITED STATES		7,118,179
TOTAL COMMON STOCKS (Cost $838,041,006)		876,069,328

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Einhell Germany AG	1,440	122,264
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Draegerwerk AG & Co KGaA	2,417	193,907
Industrials - 0.1%
Ground Transportation - 0.0%
Sixt SE	4,717	330,519
Machinery - 0.1%
Jungheinrich AG	13,625	523,374
TOTAL INDUSTRIALS		853,893

Materials - 0.2%
Chemicals - 0.2%
FUCHS SE	18,458	847,626
Construction Materials - 0.0%
STO SE & Co KGaA	718	102,423
TOTAL MATERIALS		950,049

TOTAL GERMANY		2,120,113
ITALY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Danieli & C Officine Meccaniche SpA	10,398	338,899
JAPAN - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Ito En Ltd	6,400	75,623
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,387,600)		2,534,635

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (j) (Cost $322,244)	4.25	323,000	322,229

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.33	7,661,559	7,663,091
Fidelity Securities Lending Cash Central Fund (k)(l)	4.33	27,908,633	27,911,424
TOTAL MONEY MARKET FUNDS (Cost $35,574,515)			35,574,515

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $876,325,365)	914,500,707
NET OTHER ASSETS (LIABILITIES) - (2.4)% (h)	(21,076,192)
NET ASSETS - 100.0%	893,424,515

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	109	Sep 2025	14,243,030	(159,958)	(159,958)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,501,524 or 3.5% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $35,338,964 or 4.0% of net assets.

(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Includes $102,914 of cash collateral to cover margin requirements for futures contracts.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $322,229.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,848,708	44,736,400	42,922,016	107,660	-	(1)	7,663,091	7,661,559	0.0%
Fidelity Securities Lending Cash Central Fund	30,090,286	66,636,930	68,815,792	467,206	-	-	27,911,424	27,908,633	0.1%
Total	35,938,994	111,373,330	111,737,808	574,866	-	(1)	35,574,515

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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